                                                                     333-131513
                                                             File No. 811-10619


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /
      Post-Effective Amendment No. 1                                      /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No. 2                                                     /X/


                           (Exact Name of Registrant)
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                               VARIABLE ACCOUNT N
                               (Name of Depositor)
                      National Security Life and Annuity
              (Address of Depositor's Principal Executive Offices)
                                100 Court Street
                            Binghamton, New York 13902
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                                Marc L. Collins
                   National Security Life and Annuity Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):


         ____     immediately upon filing pursuant to paragraph  (b) of Rule 485

         _X__     on November 17, 2006 pursuant to paragraph (b) of Rule 485

         ____     60 days after filing pursuant to paragraph (a)(1) of Rule 485

         ____     on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                  NSCORE VALUE
                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                             ADMINISTRATIVE OFFICE:

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (877) 446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus ("Funds") that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more subaccounts of Variable Account N ("VAN") and/or the Guaranteed Account (if available). However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. VAN is a separate account of National Security Life and Annuity Company ("National Security"). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Portfolios I, Inc., MFS(R) Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAN AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAN HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 17, 2006. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                               NOVEMBER 17, 2006


FORM 6725-NSLAC

                               TABLE OF CONTENTS


Available Funds....................................................................................................      2
Glossary...........................................................................................................      4
Fee Table..........................................................................................................      5
Financial Statements...............................................................................................      7
Accumulation Unit Values...........................................................................................      7
National Security..................................................................................................      7
Variable Account N.................................................................................................      8
The Funds..........................................................................................................      8
Mixed and Shared Funding...........................................................................................      9
Voting Rights......................................................................................................      9
Distribution of Variable Annuity Contracts.........................................................................      9
Deductions and Expenses............................................................................................     10
  Surrender Charge.................................................................................................     10
  Annual Contract Fee..............................................................................................     10
  Deduction for Account Expense Fee................................................................................     10
  Deduction for Mortality and Expense Risk Fee.....................................................................     10
  Charges for Optional Benefits....................................................................................     11
  Transfer Fee.....................................................................................................     12
  Deduction for State Premium Tax..................................................................................     12
  Fund Expenses....................................................................................................     12
Description of Variable Annuity Contracts..........................................................................     12
  Free Look........................................................................................................     12
Accumulation Period................................................................................................     12
  Purchase Payments................................................................................................     12
  Accumulation Units...............................................................................................     12
  Crediting Accumulation Units.....................................................................................     13
  Allocation of Purchase Payments..................................................................................     13
  Optional Asset Allocation Models.................................................................................     13
  Accumulation Unit Value and Accumulation Value...................................................................     14
  Net Investment Factor............................................................................................     14
  Surrender and Withdrawal.........................................................................................     14
  Transfers among Subaccounts......................................................................................     15
  Effective Time for Purchase, Transfer or Redemption Orders.......................................................     17
  Electronic Access................................................................................................     17
  Scheduled Transfers (Dollar Cost Averaging)......................................................................     17
  Portfolio Rebalancing............................................................................................     18
  Optional Guaranteed Principal Access ("GPA").....................................................................     18
  Optional Guaranteed Principal Protection ("GPP").................................................................     20
  Death Benefit....................................................................................................     21
  Guaranteed Account...............................................................................................     23
  National Security Employee Discount..............................................................................     24
Annuity Period.....................................................................................................     24
  Annuity Payout Date..............................................................................................     24
  Annuity Options..................................................................................................     24
  Determination of Amount of the First Variable Annuity Payment....................................................     25
  Annuity Units and Variable Payments..............................................................................     25
  Transfers During Annuity Payout..................................................................................     26
  Optional Guaranteed Minimum Income Benefit ("GMIB") Riders.......................................................     26
Other Contract Provisions..........................................................................................     29
  Assignment.......................................................................................................     29
  Reports and Confirmations........................................................................................     29
  Substitution for Fund Shares.....................................................................................     29
  Contract Owner Inquiries.........................................................................................     29
  Performance Data.................................................................................................     29
Federal Tax Status.................................................................................................     30
  Tax-Deferred Annuities...........................................................................................     31
  Qualified Pension or Profit-Sharing Plans........................................................................     32
  Withholding on Annuity Payments..................................................................................     32
  Individual Retirement Annuities (IRAs)...........................................................................     32
IRA Disclosure Statement...........................................................................................     33
  Free Look Period.................................................................................................     33
  Eligibility Requirements.........................................................................................     33
  Contributions and Deductions.....................................................................................     33
  IRA for Non-working Spouse.......................................................................................     34
  Rollover Contribution............................................................................................     35
  Premature Distributions..........................................................................................     35
  Distribution at Retirement.......................................................................................     35
  Inadequate Distributions -- 50% Tax..............................................................................     35
  Death Benefits...................................................................................................     36
  Roth IRAs........................................................................................................     36
  Savings Incentive Match Plan for Employees (SIMPLE)..............................................................     37
  Reporting to the IRS.............................................................................................     37
Illustration of IRA Fixed Accumulations............................................................................     37
Statement of Additional Information Contents.......................................................................     39


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                                  INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                                    Ohio National Investments, Inc.
Equity Portfolio                                          (Legg Mason Capital Management, Inc.)
Bond Portfolio                                            Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                                Ohio National Investments, Inc.
International Portfolio                                   (Federated Global Investment Management Corp.)
International Small Company Portfolio                     (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                            (Jennison Associates LLC)
Millennium Portfolio (small cap)                          (Neuberger Berman Management Inc.)
Aggressive Growth Portfolio                               (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth & Income) Portfolio  (RS Investment Management, L.P.)
Capital Growth Portfolio                                  (Eagle Asset Management, Inc.)
High Income Bond Portfolio                                (Federated Investment Management Company)
Blue Chip Portfolio                                       (Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio                                (Janus Capital Management, LLC)
Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.

FORM 6725-NSLAC


Bristol Portfolio (large cap)                             (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)                   (Suffolk Capital Management, LLC)
U.S. Equity Portfolio                                     (ICON Advisers, Inc.)
Balanced Portfolio                                        (ICON Advisers, Inc.)
Covered Call Portfolio                                    (ICON Advisers, Inc.)
Target VIP Portfolio                                      (First Trust Advisors, L.P.)
Target Equity/Income Portfolio                            (First Trust Advisors, L.P.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                    (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)                Fidelity Management & Research Company
VIP MidCap Portfolio                                      Fidelity Management & Research Company
VIP Growth Portfolio                                      Fidelity Management & Research Company
VIP Equity-Income Portfolio                               Fidelity Management & Research Company
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  (CLASS 2 SHARES)
Franklin Income Securities Fund                           Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund                  Franklin Advisers, Inc.
Templeton Foreign Securities Fund                         Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                      Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund                 Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                         Goldman Sachs Asset Management, L.P.
JANUS ASPEN SERIES (SERVICE SHARES)
Large Cap Growth Portfolio                                Janus Capital Management LLC
International Growth Portfolio                            Janus Capital Management LLC
Worldwide Growth Portfolio                                Janus Capital Management LLC
Balanced Portfolio                                        Janus Capital Management LLC
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                     Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio              Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio          Lazard Asset Management LLC
Lazard Retirement Equity Portfolio                        Lazard Asset Management LLC
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
Legg Mason Partners Variable All Cap Portfolio            Salomon Brothers Asset Management, Inc.
Legg Mason Partners Variable Total Return Portfolio       Salomon Brothers Asset Management, Inc.
Legg Mason Partners Variable Investors Portfolio          Salomon Brothers Asset Management, Inc.
MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series                         Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                 Massachusetts Financial Services Company
MFS New Discovery Series                                  Massachusetts Financial Services Company
MFS Total Return Series                                   Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Regency Portfolio                                     Neuberger Berman Management Inc.
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                                     Pacific Investment Management Company LLC
Total Return Portfolio                                    Pacific Investment Management Company LLC
Global Bond Portfolio                                     Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                                 Royce & Associates, LLC
Royce Micro-Cap Portfolio                                 Royce & Associates, LLC
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio                          Van Kampen*
U.S. Real Estate Portfolio                                Van Kampen*
International Growth Equity Portfolio                     Van Kampen*
Equity Growth Portfolio                                   Van Kampen*

* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM 6725-NSLAC

                                    GLOSSARY

Accumulation unit -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.

Annuitant -- A living person whose length of life determines the number of annuity payments to be made.

Annuity unit -- After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.


ARDBR -- The annual reset death benefit rider offered with this contract.



Eligible Contract Value -- The contract value protected or guaranteed by a particular rider. The eligible contract value may be more or less than the total contract value. In most cases, the eligible contract value is the initial purchase payment, plus additional purchase payments made during a limited period of time after the contract is issued.


Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.


GEB -- The guaranteed enhanced benefit rider offered with this contract.



GMDB -- The guaranteed minimum death benefit amount provided for by the GMDBR80 Plus, GMDBR85 Plus or the ARDBR offered with this contract. The GMDBR80 Plus, GMDBR85 Plus and ARDBR are the GMDB riders.



GMIB -- The guaranteed minimum income benefit rider offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset are the GMIB riders.



GPA -- The guaranteed principal access rider offered with this contract.



GPP -- The guaranteed principal protection rider offered with this contract.


Subaccount -- A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation period -- A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closings of the New York Stock Exchange. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) -- A separate account of National Security consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account's underlying Funds.

Withdraw -- To receive part of the contract's value without entirely redeeming the contract.

FORM 6725-NSLAC

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

                                                                  YEARS        CHARGE
CONTRACT OWNER TRANSACTION EXPENSES                               -----        ------
Surrender Charge (a percentage of value withdrawn; the             1st             6%
percentage varies with the number of years from purchase
payments to which values relate                                    2nd             6%
This charge may also be called a Contingent Deferred Sales
  Charge.)                                                         3rd             6%
                                                                   4th             5%
                                                                   5th             3%
                                                                   6th             2%
                                                              7th and later        0%
Transfer Fee (currently no charge for the first
  12 transfers each contract year)                                               $10

Premium Tax (charged upon annuitization, surrender or when assessed) 0.5% to 5.0% depending on state law

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Annual Contract Fee (no fee if your contract value exceeds $50,000)           $30

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average variable account value unless otherwise indicated)

Mortality and Expense Risk Charge                               0.65%
Account Expense Charge                                          0.25%
                                                                ----
Total Separate Account Annual Expenses (without optional
  added benefits)                                               0.90%

OPTIONAL SEPARATE ACCOUNT EXPENSES There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.


If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus, or the ARDBR riders as described under "Death Benefit," those annual charges are the following percentages of the optional death benefit amounts:



Annual Stepped-Up death benefit                                0.25%
  (currently the charge is 0.10%)
GMDBR80 Plus                                                   0.25%
  (currently the charge is 0.25%)
GMDBR85 Plus                                                   0.45%
ARDBR                                                          1.20%
  (currently the charge is 0.60%)



If you choose the GEB rider, as described under "Death Benefit," the annual charge is the following percentage of your contract value on the contract anniversary:



GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%


FORM 6725-NSLAC

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset or the GMIB Plus with Annual Reset riders, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":



Percent of GMIB guaranteed income base                         0.45%
Percent of GMIB Plus guaranteed income base                    0.50%
Percent of GMIB Plus with Five Year Reset guaranteed income
  base                                                         1.00%
  (currently the charge is 0.50%)
Percent of GMIB Plus with Annual Reset guaranteed income
  base                                                         1.30%
  (currently the charge is 0.65%)



If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under "Optional Guaranteed Principal Access ("GPA") Rider:



For the 7% guaranteed annual withdrawal                        0.40%
For the 8% guaranteed annual withdrawal                        0.50%



If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under "Optional Guaranteed Principal Protection ("GPP")":



Percent of average annual guaranteed principal amount          0.20%



Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:



----------------------------------------------------------------------------
     IF YOU HAVE THIS RIDER...             YOU CANNOT HAVE THIS RIDER...
----------------------------------------------------------------------------
  GPP                                   GPA
----------------------------------------------------------------------------
  GPA                                   GPP
                                        or
                                        any of the GMIB riders
----------------------------------------------------------------------------
  One of the GMIB riders                Any other GMIB rider
                                        or
                                        GPA
----------------------------------------------------------------------------
  One of the GMDB riders                Any other GMDB rider
----------------------------------------------------------------------------
  Annual stepped-up death benefit       ARDBR
----------------------------------------------------------------------------



Further, if you have the ARDBR, you must have the GMIB Plus with Annual Reset.



Therefore, the optional benefits included in "Total Separate Account Annual Expenses with all optional benefits added at their maximum cost" are ARDBR, GEB "Plus" at issue ages 71 through 75, GMIB Plus with Annual Reset and GPP.




Total Separate Account Annual Expenses                               0.90%
Total Optional Separate Account Expenses based on contract
  value (including the GEB Plus at issue ages 71 to 75, GMIB
  Plus with Annual Reset and GPP)                                    2.10%
Total Optional Separate Account Expenses based on death
  benefit amount (ARDBR)                                             1.20%
                                                                    -----
Total Separate Account Annual Expenses with all optional
  benefits added at their maximum cost                               4.20%



In the event the contract value and death benefit amounts are not the same, the maximum charges would be 2.10% of the contract value plus 1.20% of the death benefit amount.


FORM 6725-NSLAC

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM    MAXIMUM
                                                              WITHOUT    WITHOUT
                                                              WAIVERS    WAIVERS
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
  Fund assets, including Minimum Maximum management fees,
  distribution (12b-1) fees and other Fund operating
  expenses)                                                   0.37 %      7.39%*

* The Maximum Total Annual Fund Operating Expenses were for a portfolio that had an inception date of November 1, 2005. Therefore, the portfolio's normal annual expenses were assessed against low asset levels in the new portfolio resulting in an unusually high percentage of operating expense.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION, SURRENDER OR WHEN ASSESSED. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER.

AS INDICATED ABOVE, CERTAIN OPTIONAL EXPENSES ARE BASED ON DEATH BENEFIT AMOUNTS. UNDER SOME CIRCUMSTANCES, THESE CHARGES COULD BE HIGHER WHEN ASSESSED AS A PERCENTAGE OF THE CONTRACT VALUE. FOR PURPOSES OF THESE EXAMPLES, THE DEATH BENEFIT AMOUNT AND THE CONTRACT VALUE ARE ASSUMED TO BE EQUAL.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND ASSUMING NO WAIVERS. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS BASED ON THEIR MUTUAL EXCLUSIVITY AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR    3 YEARS   5 YEARS   10 YEARS
------    -------   -------   --------
$1,730    $3,937    $5,670     $9,803


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR    3 YEARS   5 YEARS   10 YEARS
------    -------   -------   --------
$1,184    $3,382    $5,388     $9,803


                              FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, including the Reports of the Independent Registered Public Accounting Firm, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contract began on July 31, 2006. Therefore there are no accumulation units allocated to this contract.

FORM 6725-NSLAC

                               NATIONAL SECURITY

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation owned jointly by Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc., with each owning 50% of the voting securities of SMON Holdings, Inc. Security Mutual Life Insurance Company of New York is a New York domiciled mutual life insurance company. The Ohio National Insurance Company is an Ohio domiciled insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

                               VARIABLE ACCOUNT N


We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.


                                   THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. FOR A FREE COPY OF THE FUND PROSPECTUSES, CALL 1-877-446-6020.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do

FORM 6725-NSLAC
not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

                            MIXED AND SHARED FUNDING

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

                                 VOTING RIGHTS

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") is under common control with us because Ohio National Financial Services, Inc. (a) is the sole owner of ONEQ's corporate parent and (b) owns 50% of our corporate parent. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.5% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

FORM 6725-NSLAC

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. A surrender charge may apply upon annuitization, depending on the length of the payout period. Generally if payments are for less than the remaining surrender period, the charge may apply. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         6%
     4th         5%
     5th         3%
     6th         2%
7th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

ANNUAL CONTRACT FEE

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

DEDUCTION FOR ACCOUNT EXPENSE FEE


At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR MORTALITY AND EXPENSE RISK FEE


We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin and except in the instance of the annuitant's death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.



For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.65% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may


FORM 6725-NSLAC
discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

CHARGES FOR OPTIONAL BENEFITS

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary before annuity payments begin. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.


If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus or the ARDBR as described under "Death Benefit," those annual charges are the following percentages of the optional death benefit amounts:



Annual Stepped-Up Death Benefit                                0.25%
  (currently the charge is 0.10%)
GMDBR80 Plus                                                   0.25%
  (currently the charge is 0.25%)
GMDBR85 Plus                                                   0.45%
ARDBR                                                          1.20%
  (currently the charge is 0.60%)



If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your contract value on the contract anniversary:



GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%



If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset or the GMIB Plus with Annual Reset riders the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":



Percent of GMIB guaranteed income base                         0.45%
Percent of GMIB Plus guaranteed income base                    0.50%
Percent of GMIB Plus with Five Year Reset guaranteed income
  base                                                         1.00%
  (currently the charge is 0.50%)
Percent of GMIB Plus with Annual Reset guaranteed income
  base                                                         1.30%
  (currently the charge is 0.65%)



If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under "Optional Guaranteed Principal Access ("GPA") Rider:



For the 7% guaranteed annual withdrawal                        0.40%
For the 8% guaranteed annual withdrawal                        0.50%



If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under "Optional Guaranteed Principal Protection ("GPP")":



Percent of average annual guaranteed principal amount          0.20%


FORM 6725-NSLAC

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See "Transfers among Subaccounts" below.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 5.0%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deduction for Fund expenses continue after annuity payments begin for those amounts allocated to the Funds.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $10,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value. We will attempt to recover any such amounts directly from you.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

FORM 6725-NSLAC

CREDITING ACCUMULATION UNITS

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our administrative office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our Administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on any process day (earlier on those days the New York Stock Exchange closes early) will be priced at the next calculated unit value.

ALLOCATION OF PURCHASE PAYMENTS


You may allocate your contract values among up to 10 variable subaccounts of VAN and to the Guaranteed Account (if available). However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office.


OPTIONAL ASSET ALLOCATION MODELS

You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

FORM 6725-NSLAC

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or

FORM 6725-NSLAC
not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see "Federal Tax Status" below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We will to honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.


We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.


The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits

FORM 6725-NSLAC
and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

FORM 6725-NSLAC

EFFECTIVE TIME FOR PURCHASE, TRANSFER OR REDEMPTION ORDERS

Orders to purchase, redeem or transfer accumulation units received after the close of the New York Stock Exchange, typically 4 p.m. (Eastern time) on any process day (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning our administrative office at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may also request transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


We may, but are not obligated to administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.


DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the

FORM 6725-NSLAC

Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA")

We may offer a Guaranteed Principal Access ("GPA") rider in those states where permitted. With certain restrictions, this rider guarantees:

          i. you will be able to withdraw a portion (up to 7% or 8%, depending on the rider you choose) of your contract's guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

          ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning principal amount; and

          iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection ("GPP") rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.


You may apply for the GPA rider at the time you apply for the contract or at our option, upon any subsequent contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the Guaranteed Principal Protection ("GPP") rider or any of the Guaranteed Minimum Income Benefit ("GMIB") riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset


FORM 6725-NSLAC

Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see "Optional Asset Allocation Models"). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is ..40% of your average annual contract value for the 7% GPA rider and .50% of your average annual contract value for the 8% GPA rider.


The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.


It is not necessary that you withdraw the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.


You may also withdraw more than the guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider and may be subject to a surrender charge. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the total contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.


If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.

The guaranteed withdrawal amounts are not subject to the surrender charge. This also applies to reset riders. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn in a year also exceeds the annual free withdrawal amount under your base contract (10% of the contract value).

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the annual guaranteed principal withdrawal amount you would

FORM 6725-NSLAC
have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")


In those states where permitted, you may choose the GPP rider when you apply for the contract, or at our sale option, we may also offer the GPP rider to existing contract owners, in which case it may be added on a contract anniversary, if the annuitant is then under age 80.


If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the 'guaranteed contract value' if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a) as of the first day of the rider's term, or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, you must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or in a dollar-cost averaging account that transfers to a model that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

FORM 6725-NSLAC

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

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

DEATH BENEFIT


If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. If there are multiple beneficiaries, and the owner has not selected a settlement option, all of the beneficiaries must agree on a settlement option or the payout value will be paid to all of them proportionally. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within the earlier of 120 days after the annuitant's death or 60 days after we receive proof of death. If the total contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.


This death benefit will be the greatest of:


- the total contract value; or



- your total purchase payments minus any amounts you have withdrawn from the contract; or



- the optional annual stepped-up death benefit amount if you chose that option if the contract has been in effect for at least 6 years (or 1 year if you choose the optional annual stepped-up death benefit); or



- the guaranteed minimum death benefit ("GMDB") amount if you chose that option;* or



- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option.*



* Not available in New York.



"Net purchase payments" means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. "Pro rata withdrawals" mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value that resulted from the withdrawal.



For the 6-year period beginning on the sixth contract anniversary, the stepped-up death benefit will be the greater of (i) the total contract value as of the sixth anniversary or (ii) net purchase payments made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped-up death benefit will be the greater of
(i) the total contract value on that date or (ii) the death benefit as of the last day of the preceding 6-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 6-year period after the sixth anniversary.



In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.



In those states where permitted, you may choose the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. We may, at our sole option, allow you to add these riders upon a subsequent contract


FORM 6725-NSLAC
anniversary. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount is
(i) total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus any amounts you have withdrawn from the contract plus (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6%, but values in the Money Market portfolio or the Guaranteed Account which are not in one of the asset allocation models will earn the rate being credited to the Money Market portfolio or the Guaranteed Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. This total death benefit amount shall not exceed two times (i). Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. There is no maximum benefit amount for the GMDBR85 Plus. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount will be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.



The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.



In those states where permitted, you may choose the ARDBR rider at the time the contract is issued. We may, at our sole option, allow you to add this rider upon a subsequent contract anniversary. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value on the date of death, or (b) the GMDB amount.



The GMDB amount with this rider is the greater of the (i) Earnings Base or (ii) the Step-up Base. The Earnings Base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6%. However, contract values allocated in the Money Market portfolio or the Guaranteed Account which are not in one of the asset allocation models will earn the rate of return being earned in those accounts. The Earnings Base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the Earnings Base as of the beginning of the contract year will reduce the Earnings Base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the Earnings Base at the beginning of the contract year will reduce the Earnings Base pro rata. Under a pro rata reduction, the Earnings Base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal.



At contract issue, the Step-Up base equals net purchase payments less pro rata withdrawals. Each contract anniversary, the Step-up Base will increase, until the anniversary following the annuitant's 85th birthday, to the contract value if greater than the prior Step-up Base. The Step-up Base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the Step-up Base on a pro rata basis.



On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR Earnings Base and the GMIB Plus with Annual Reset's Guaranteed Earnings Base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase. If you reset the ARDBR, the charge for the ARDBR will be equal to the then-current charge for the ARDBR. However, we guarantee that that annual charge will not be in excess of 1.20% of your death benefit amount.


FORM 6725-NSLAC

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


In those states where permitted, you may choose GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:



- 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or



- 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB "Plus."



For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it.



The beneficiary for any death proceeds may choose to wait up to 5 years to surrender the contract for the then current contract value. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply.



GUARANTEED ACCOUNT


We may, but are not obligated to offer a Guaranteed Account. We may also exclude the Guaranteed Account from future contracts. The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by New York law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

FORM 6725-NSLAC

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

NATIONAL SECURITY EMPLOYEE DISCOUNT

We and our affiliated companies offer a discount on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This discount counts as additional income under the contract. The amount of the discount equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We grant the discount to purchase payments allocated to the Guaranteed Account at the time the eligible person makes each payment.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS


You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.



Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. Under this annuity option, it is possible to receive only one annuity payment.
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.


FORM 6725-NSLAC


Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. Under this option, it is possible to receive only one annuity payment.
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options. If you choose a settlement option that involves payments for a period certain, it is possible that upon the death of the annuitant prior to the termination of the payment period, a portion of the annuitized contract value will be forfeited.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The variable part of the contract value will be used to provide a variable annuity and the fixed portion will provide a fixed annuity unless you elect otherwise. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation

FORM 6725-NSLAC

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

period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.


TRANSFERS DURING ANNUITY PAYOUT



After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by contacting us in writing at our Administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.



OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDERS



This section describes the various optional Guaranteed Minimum Income Benefit ("GMIB") riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue.



You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.



The amount of these payments for the GMIB rider is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your "guaranteed earnings income base," which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your "step-up base," which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.



If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.



If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.


FORM 6725-NSLAC

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


You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.



The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.



In those states where permitted, we may also offer a GMIB "Plus" rider. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these four differences:



(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings base dollar for dollar,



(2) The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80,



(3) The annual charge for GMIB Plus is 0.50% of the guaranteed income base.



(4) Regardless of the annuitant's age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.



In those states where permitted, we may also offer a GMIB Plus with Five Year Reset rider. You may only have one of the GMIB, GMIB Plus or GMIB Plus with Five Year Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase the GMIB Plus with Five Year Reset after the annuitant is age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:



(1) For the GMIB Plus with Five Year Reset you may reset the Guaranteed Earnings Base on the fifth contract anniversary and the maximum annual charge is 1.00% of the Guaranteed Income Base. We are currently only charging 0.50% for the GMIB Plus with Five Year Reset rider.



(2) There is a "no lapse" provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period, and



With the no-lapse provision listed above, if prior to the time you are eligible to annuitize using your Guaranteed Income Base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-Guaranteed Income Base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will permanently forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the Guaranteed Earnings Base (4% if the rider was issued after age 75) the "no lapse" protection is not available from the point of that "excess" withdrawal forward.



In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You may only have one of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset or GMIB Plus with Annual Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase GMIB Plus with


FORM 6725-NSLAC

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


Annual Reset after the annuitant is age 74. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the Guaranteed Earnings Base on each contract anniversary and the maximum annual charge is 1.30% of the Guaranteed Income Base. We are currently only charging 0.65% for the GMIB Plus with Annual Reset rider.



The effect of GMIB riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year's beginning guaranteed earnings base year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB's pro rata deduction against the guaranteed earnings base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.



Subject to certain limitations, the GMIB Plus, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the Guaranteed Earnings Base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary with the last reset available on the later age 75 or the fifth anniversary of the rider. The GMIB Plus with Annual Reset rider allows you to reset each and every policy anniversary up to the later of age 75 or with a minimum opportunity of 5 annual resets. If the contract value at the time of reset is higher than the Guaranteed Earnings Base, you may make larger withdrawals on a dollar for dollar basis from the new Guaranteed Earnings Base. At every eligible reset anniversary, you can reset the Guaranteed Earnings Base by notifying the Company within 30 days prior the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the Guaranteed Earnings Base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the Guaranteed Income Base for the ten year period following the reset. Upon reset, we will charge the then-current charge for the rider, as determined by us, even if we are not issuing the rider on new contracts. The resulting charge following a reset may be higher or lower than the charge under your existing rider.



In any event, resetting may not be elected after the annuitant's 79th birthday. Because of this, and because the rider charge is assessed over the ten year term of the rider, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.



Resetting the GMIB riders will also reset the rider charge to the current fee we are charging for the respective rider, at the time you reset. The fees after reset cannot exceed 1.00% for the GMIB Plus with Five Year Reset and 1.30% for the GMIB Plus with Annual Reset rider, regardless.



When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.



Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.


FORM 6725-NSLAC

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


                           OTHER CONTRACT PROVISIONS


ASSIGNMENT


Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:


- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

CONTRACT OWNER INQUIRIES

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

FORM 6725-NSLAC

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

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form

FORM 6725-NSLAC
of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

FORM 6725-NSLAC

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON ANNUITY PAYMENTS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM 6725-NSLAC

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 7 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

National Security Life and Annuity Company
Variable Annuity Administration
One Financial Way
Cincinnati, Ohio 45242
Telephone: 1-877-446-6020 -- 8:30 a.m. - 4:30 p.m. (Eastern time)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. For married couples filing jointly, the applicable dollar limitation is $75,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $75,000-$80,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $60,000 for individuals and $80,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,000 for 2005.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2006 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age 50 or older may make

FORM 6725-NSLAC
an additional IRA contribution of $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $44,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $4,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM 6725-NSLAC

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy

FORM 6725-NSLAC

(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

FORM 6725-NSLAC

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2006. Employees age 50 and older may contribute an additional $2,500 in 2006. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   -------------
1     $  1,020.00      $1,020.00
2     $  2,060.40      $1,040.40
3     $  3,121.61      $1,061.21
4     $  4,204.04      $1,082.43
5     $  5,308.12      $1,104.08
6     $  6,434.28      $1,126.16
7     $  7,582.97      $1,148.68
8     $  8,754.63      $1,171.65
9     $  9,949.72      $1,195.08
10    $ 11,168.71      $1,218.98
11    $ 12,412.09      $1,243.36
12    $ 13,680.33      $1,268.23
13    $ 14,973.94      $1,293.59
14    $ 16,293.42      $1,319.46
15    $ 17,639.28      $1,345.85
16    $ 19,012.07      $1,372.77
17    $ 20,412.31      $1,400.23
18    $ 21,840.56      $1,428.23
19    $ 23,297.37      $1,456.79
20    $ 24,783.32      $1,485.93
21    $ 26,298.98      $1,515.65
22    $ 27,844.96      $1,545.96
23    $ 29,421.86      $1,576.88
24    $ 31,030.30      $1,608.42
25    $ 32,670.91      $1,640.59
26    $ 34,344.32      $1,673.40
27    $ 36,051.21      $1,706.87
28    $ 37,792.23      $1,741.01

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   -------------
29    $ 39,568.08      $1,775.83
30    $ 41,379.44      $1,811.35
31    $ 43,227.03      $1,847.58
32    $ 45,111.57      $1,884.53
33    $ 47,033.80      $1,922.22
34    $ 48,994.48      $1,960.66
35    $ 50,994.37      $1,999.87
36    $ 53,034.25      $2,039.87
37    $ 55,114.94      $2,080.67
38    $ 57,237.24      $2,122.28
39    $ 59,401.98      $2,164.73
40    $ 61,610.02      $2,208.02
41    $ 63,862.22      $2,252.18
42    $ 66,159.47      $2,297.22
43    $ 68,502.66      $2,343.16
44    $ 70,892.71      $2,390.02
45    $ 73,330.56      $2,437.82
46    $ 75,817.18      $2,486.58
47    $ 78,353.52      $2,536.31
48    $ 80,940.59      $2,587.04
49    $ 83,579.40      $2,638.78
50    $ 86,270.99      $2,691.56
51    $ 89,016.41      $2,745.39
52    $ 91,816.74      $2,800.30
53    $ 94,673.07      $2,856.31
54    $ 97,586.53      $2,913.44
55    $100,558.26      $2,971.71
56    $103,589.43      $3,031.14

FORM 6725-NSLAC

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   -------------
57    $106,681.22      $3,091.76
58    $109,834.84      $3,153.60
59    $113,051.54      $3,216.67
60    $116,332.57      $3,281.00
61    $119,679.22      $3,346.62
62    $123,092.81      $3,413.55
63    $126,574.66      $3,481.82

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   -------------
64    $130,126.16      $3,551.46
65    $133,748.68      $3,622.49
66    $137,443.65      $3,694.94
67    $141,212.53      $3,768.84
68    $145,056.78      $3,844.22
69    $148,977.91      $3,921.10
70    $152,977.47      $3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.

FORM 6725-NSLAC

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS


Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

1940 Act File Number 811-10619
1933 Act File Number 333-131513


FORM 6725-NSLAC

                               VARIABLE ACCOUNT N
                                       OF
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone 1-877-446-6020



                       STATEMENT OF ADDITIONAL INFORMATION
                               November 17, 2006








This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated November 17, 2006. To get a free copy of the prospectus for VAN, write or call us at the above address.




                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Registered Public Accounting Firm . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   4
               Financial Statements










                               "NScoreValue VA"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAN's assets.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of National Security Variable Account N and National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2005 financial statements of National Security Life and Annuity Company refers to a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 W. Nationwide Boulevard, Columbus, Ohio 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc.

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.



TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T) exponent n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                              Financial Statements

                           December 31, 2005 and 2004

         (With Report of Independent Registered Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a wholly owned subsidiary of SMON Holdings, Inc.) as of December 31, 2005 and 2004, and the related statements of operations, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(k) to the financial statements, the Company changed its method of accounting for embedded reinsurance derivatives in 2003.

/s/ KPMG LLP
Columbus, OH

April 24, 2006

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                                 Balance Sheets

                           December 31, 2005 and 2004

                  (Dollars in thousands, except share amounts)

                                                               2005     2004
                                                             -------   ------
                          ASSETS
Investments (notes 5, 8, and 9):
   Fixed maturities available-for-sale, at fair value        $26,618   26,815
   Fixed maturity trading securities, at fair value            6,697    6,365
   Mortgage loans on real estate, net                            828      853
   Other long-term investments                                     4       --
   Short-term investments                                         --   10,707
                                                             -------   ------
      Total investments                                       34,147   44,740
Cash                                                          10,169      350
Accrued investment income                                        460      446
Deferred policy acquisition costs                                649      445
Reinsurance recoverables (note 12)                            20,742   16,624
Goodwill and intangible assets (note 13)                       1,068    1,068
Other assets                                                       9       12
Assets held in separate accounts (note 8)                     14,412    6,366
                                                             -------   ------
      Total assets                                           $81,656   70,051
                                                             =======   ======

           LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits and claims (note 6)                   $19,308   19,501
Reinsurance payables                                          14,834   10,441
Reinsurer funds (note 12)                                     10,002    9,710
Amounts due to affiliates (note 14)                              108      122
Deferred income taxes (note 7)                                    54      165
Other liabilities                                                251      188
Liabilities related to separate accounts (note 8)             14,412    6,366
                                                             -------   ------
      Total liabilities                                       58,969   46,493
                                                             -------   ------
Contingencies (notes 11 and 12)
Stockholder's equity (notes 3 and 10):
   Class A common stock, $250 par value. Authorized
      10,000 shares; issued and outstanding 10,000 shares
      in 2005 and 2004                                         2,500    2,500
   Additional paid-in capital                                 22,231   22,231
   Accumulated other comprehensive income                        305      933
   Retained deficit                                           (2,349)  (2,106)
                                                             -------   ------
      Total stockholder's equity                              22,687   23,558
                                                             -------   ------
      Total liabilities and stockholder's equity             $81,656   70,051
                                                             =======   ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                            Statements of Operations

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                      2005     2004     2003
                                                                    -------   ------   ------
Revenues (note 12):
   Traditional life and annuity insurance premiums and charges      $ 3,601    4,128    4,535
   Reinsurance ceded premiums                                        (3,439)  (3,856)  (4,541)
                                                                    -------   ------   ------
                                                                        162      272       (6)
   Change in value of trading portfolio                                 204        7       (4)
   Change in value of reinsurance derivatives (notes 2(k) and 12)      (204)      (7)     (49)
   Net investment income (note 5)                                     1,448    1,130    1,181
   Net realized gains (losses) on investments (note 5)                    8       68      (66)
   Other income                                                          52       10       10
                                                                    -------   ------   ------
                                                                      1,670    1,480    1,066
                                                                    -------   ------   ------
Benefits and expenses (note 12):
   Benefits and claims                                                  282      222      151
   Decrease in policy reserves                                          (39)     (54)      --
   Amortization of deferred policy acquisition costs                     19        8        5
   Other operating costs and expenses (note 14)                       1,651    1,707    1,905
                                                                    -------   ------   ------
                                                                      1,913    1,883    2,061
                                                                    -------   ------   ------
      Loss before income taxes and
         cumulative effect of change in
         accounting principle                                          (243)    (403)    (995)
                                                                    -------   ------   ------
Income taxes (note 7):
   Current expense                                                       --       --       --
   Deferred expense                                                      --       --       --
                                                                    -------   ------   ------
                                                                         --       --       --
                                                                    -------   ------   ------
      Loss before cumulative effect of change in
         accounting principle                                          (243)    (403)    (995)
Cumulative effect of change in accounting principle (note 2(k))          --       --       53
                                                                    -------   ------   ------
      Net loss                                                      $  (243)    (403)    (942)
                                                                    =======   ======   ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                  Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                 ACCUMULATED
                                         CLASS A   ADDITIONAL       OTHER                      TOTAL
                                         COMMON     PAID-IN     COMPREHENSIVE   RETAINED   STOCKHOLDER'S
                                          STOCK     CAPITAL         INCOME       DEFICIT       EQUITY
                                         -------   ----------   -------------   --------   -------------
Balance, December 31, 2002                $2,500     22,231           383          (761)      24,353
Comprehensive income (loss):
   Net loss                                   --         --            --          (942)        (942)
   Other comprehensive income (note 4)        --         --           587            --          587
                                                                                              ------
      Total comprehensive loss                                                                  (355)
                                          ------     ------          ----        ------       ------
Balance, December 31, 2003                 2,500     22,231           970        (1,703)      23,998
Comprehensive loss:
   Net loss                                   --         --            --          (403)        (403)
   Other comprehensive loss (note 4)          --         --           (37)           --          (37)
                                                                                              ------
      Total comprehensive loss                                                                  (440)
                                          ------     ------          ----        ------       ------
Balance, December 31, 2004                 2,500     22,231           933        (2,106)      23,558
Comprehensive loss:
   Net loss                                   --         --            --          (243)        (243)
   Other comprehensive loss (note 4)          --         --          (628)           --         (628)
                                                                                              ------
      Total comprehensive loss                                                                  (871)
                                          ------     ------          ----        ------       ------
Balance, December 31, 2005                $2,500     22,231           305        (2,349)      22,687
                                          ======     ======          ====        ======       ======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                            Statements of Cash Flows

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                  2005       2004      2003
                                                                --------   -------   -------
Cash flows from operating activities:
   Net loss                                                     $   (243)     (403)     (942)
   Adjustments to reconcile net loss to net cash provided
      by (used in) operating activities:
      Proceeds from sale of fixed maturities trading               1,179        --        --
      Cost of fixed maturities trading acquired                   (1,375)       --        --
      Interest credited to policyholder account values               272       257       157
      Universal life and investment-type product policy fees        (164)      (59)       (3)
      Capitalization of deferred policy acquisition costs           (231)     (182)     (272)
      Amortization of deferred policy acquisition costs               19         5         5
      Amortization and depreciation                                  190       236       229
      Net realized (gains) losses on invested assets                  (8)      (68)       66
      Change in value of trading securities                         (204)       (7)        4
      Cumulative effect of change in accounting principle             --        --       (53)
      Change in value of reinsurance derivative                      204         7        49
      (Increase) decrease in accrued investment income               (14)       19      (165)
      Increase in reinsurance recoverables and other assets       (3,911)   (1,063)   (6,055)
      Increase in funds withheld-modco reinsurance                 4,405     2,848     6,785
      Increase in reinsurer's funds                                  292     9,710        --
      Increase (decrease) in policyholder liabilities              3,225      (440)      (19)
      (Decrease) increase in other liabilities                      (345)       78        28
      Decrease in amounts due to affiliates                          (14)      (70)     (672)
      (Decease) increase in reinsurance payables                     (12)        4      (172)
      Other, net                                                      (1)      (38)        9
                                                                --------   -------   -------
         Net cash provided by (used in) operating activities       3,264    10,834    (1,021)
                                                                --------   -------   -------
Cash flows from investing activities:
   Proceeds from sales and maturities of fixed maturities
      available-for-sale                                           1,223     1,186    11,345
   Proceeds from repayment of mortgage loans on real estate           24        22        21
   Cost of fixed maturities available-for-sale acquired           (1,878)   (1,223)  (23,754)
   Cost of other long-term investments                                (4)       --        --
                                                                --------   -------   -------
         Net cash used in investing activities                      (635)      (15)  (12,388)
                                                                --------   -------   -------
Cash flows from financing activities:
   Investment product account deposits                             4,230     4,807    20,428
   Investment product account withdrawals                         (7,747)   (5,467)   (7,682)
                                                                --------   -------   -------
         Net cash (used in) provided by financing activities      (3,517)     (660)   12,746
                                                                --------   -------   -------
         Net (decrease) increase in cash and cash equivalents       (888)   10,159      (663)
Cash and cash equivalents, beginning of year                      11,057       898     1,561
                                                                --------   -------   -------
Cash and cash equivalents, end of year                          $ 10,169    11,057       898
                                                                ========   =======   =======
Supplemental disclosure:
   Income taxes paid                                            $     --        --        --
                                                                ========   =======   =======

See accompanying notes to financial statements.

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(1)  ORGANIZATION AND BUSINESS DESCRIPTION

     National Security Life and Annuity Company (NSLAC or the Company), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York and, as of January 4, 2002, became a subsidiary of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (Security Mutual) to acquire First ING Life.

     On May 3, 2001, Security Life of Denver Insurance Company (the former Parent of the Company), entered into a stock purchase agreement with Security Mutual, ONFS and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

     The Company, when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable life insurance and variable annuity products through its general agency system in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 18 states and the District of Columbia.

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.


                                        6                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has begun to sell variable annuity products. As a result of these new product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of variable annuity products contributed approximately 38% and 42% of total variable annuity deposits in 2005 and 2004, respectively. Based on policyholder account balances, the Company's largest distributor accounted for approximately 36% and 39% of total deferred annuity reserves as of December 31, 2005 and December 31, 2004, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

          The second concentration risk arises from the Company's use of reinsurance. The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with The Ohio National Life Insurance Company (ONLIC), an affiliated insurer. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

          EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

          The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The Company began offering the GMDB feature in 2003, and no reserves were required at December 31, 2005 or 2004.


                                        7                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

     (A)  VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT
          INCOME

          Fixed maturity securities supporting the funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying statements of operations. Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 97.8% of the fair values of fixed maturity securities were obtained from independent pricing services and 2.2% from the Company's pricing matrices.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value


                                        8                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

          Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows.

          Interest is accrued as earned.

     (B)  REVENUES AND BENEFITS

          Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits.

          Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts is determined based upon the nature of such charges. All charges are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that


                                        9                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

     (C)  DEFERRED POLICY ACQUISITION COSTS (DAC)

          The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges.

          The Company's long-term assumption for net separate account performance is 8.54%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.

     (D)  SEPARATE ACCOUNTS

          Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed.

          The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates


                                       10                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

          In 2003, the Company began selling a guaranteed minimum income benefit
          (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 5.50% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

          In 2004, the Company began selling a guaranteed minimum accumulation benefit (GMAB) rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMAB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

          In 2005 the Company began selling two versions of a guaranteed minimum withdrawal benefit (GMWB) riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.


                                       11                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

     (E)  FUTURE POLICY BENEFITS

          Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 6).

          Future policy benefits for investment products in the accumulation phase and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

     (F)  REINSURANCE

          Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

     (G)  INCOME TAXES

          Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

          The Company files a separate Federal income tax return.

     (H)  CASH EQUIVALENTS

          For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (I)  USE OF ESTIMATES

          In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.


                                       12                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets.

     (J)  GOODWILL

          In connection with the acquisition of First ING Life Insurance Company of New York (subsequent name change to National Security Life and Annuity Company), the Company recognized the excess of the purchase price over the fair value of the net assets acquired as goodwill (see note 13). In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

     (K)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

          On February 16, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity's fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company is currently evaluating the potential effects of SFAS 155 on the Company's financial position and results of operations.


                                       13                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity's fiscal year. The Company plans to adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company's financial position and/or results of operations once adopted.

          In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period - specific effects or the cumulative effect of the change. When it is impracticable to determine the period - specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company's financial position or results of operations upon adoption.


                                       14                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations.

          At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, re-titled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10 - 18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidelines in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company's existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company's financial position or results of operations.

          In June 2004, the FASB issued a FSP SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the



                                       15                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

          In July 2003, the AICPA issued Statement of Position (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in Separate Accounts, sales inducements, annuitization options and indexed returns on Separate Accounts. The Company adopted SOP 03-1 on January 1, 2004. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS No. 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB issued Derivatives Implementation Group (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

          For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical


                                       16                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

          variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of NSLAC. Any alternative valuation techniques employed will be consistent with those used by NSLAC for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by NSLAC for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

          The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net loss by $53. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. For additional information about the impact of DIG B36, see note 12.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities- an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the Company is the "primary beneficiary" of a VIE. The primary beneficiary is the Company that absorbs a majority of the VIEs expected losses, residual returns or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

     (L)  RECLASSIFICATIONS

          Certain amounts in the 2004 and 2003 financial statements have been reclassified to conform to the 2005 presentation.


                                       17                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(3)  BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

     The statutory basis net loss of NSLAC was $352, $463, and $742 for the years ended December 31, 2005, 2004, and 2003, respectively. The statutory basis capital and surplus of NSLAC was $20,735 and $21,159 as of December 31, 2005 and 2004, respectively. The primary reasons for the differences between equity and net loss on a GAAP basis versus capital and surplus and net loss on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities that are related to the Company's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (6) reserves are reported gross of ceded reinsurance balances; (7) changes in deferred taxes are recognized in operations; (8) there is a presentation of other comprehensive income and comprehensive income; and (9) the statements of cash flows are not presented in the manner prescribed by the NAIC.


                                       18                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(4)  COMPREHENSIVE INCOME (LOSS)

     Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders' equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2005, 2004, and 2003 were as follows:

                                                          2005   2004   2003
                                                         -----   ----   ----
Unrealized gains (losses) on securities
   available-for-sale arising during the period          $(721)   (43)   420
Related income tax benefit (expense)                       108      6    (63)
Tax rate change                                             --     --    116
                                                         -----    ---   ----
                                                          (613)   (37)   473
                                                         -----    ---   ----
Less:
Reclassification adjustment for:
   Net (losses) gains on securities available-for-sale
      realized during the period:
      Gross                                                 18     --   (187)
      Related income tax (expense) benefit                  (3)    --     28
   Securities transferred from available- for-sale to
      trading:
      Gross                                                 --     --     53
      Related income tax expense                            --     --     (8)
                                                         -----    ---   ----
                                                            15     --   (114)
                                                         -----    ---   ----
   Total comprehensive income (loss)                     $(628)   (37)   587
                                                         =====    ===   ====


                                       19                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(5)  INVESTMENTS

     Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                            INVESTMENT INCOME
                                         ----------------------
                                          2005     2004    2003
                                         ------   -----   -----
Gross investment income:
   Fixed maturities available for sale   $1,375   1,336   1,153
   Fixed maturity trading securities        268     243     159
   Mortgage loans on real estate             62      64      66
   Short-term investments                    18      13      15
   Other                                     --      --     (15)
                                         ------   -----   -----
      Total gross investment income       1,723   1,656   1,378
Investment income due to reinsurers        (274)   (523)   (150)
Investment expenses                          (1)     (3)    (47)
                                         ------   -----   -----
      Net investment income              $1,448   1,130   1,181
                                         ======   =====   =====

                                           REALIZED GAINS
                                             (LOSSES) ON
                                             INVESTMENTS
                                         ------------------
                                         2005   2004   2003
                                         ----   ----   ----
Gross realized gains (losses) on
   investment:
   Fixed maturities available for sale   $ 20     68    (69)
   Fixed maturity trading securities       --     --      3
   Fixed maturities held-to-maturity      (11)    --     --
   Mortgage loans on real estate           (1)    --     (1)
   Other                                   --     --      1
                                         ----    ---    ---
      Net realized gains (losses)
         on investments                  $  8     68    (66)
                                         ====    ===    ===

     There were no OTI write-downs in 2005, 2004, or 2003.

     As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $53.


                                       20                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

The amortized cost and estimated fair value of fixed maturities securities available-for-sale and trading were as follows:

                                                          DECEMBER 31, 2005
                                          ------------------------------------------------
                                                         GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                             COST        GAINS       LOSSES     FAIR VALUE
                                          ---------   ----------   ----------   ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government    $ 3,220        264           --         3,484
      Debt securities issued by
         foreign governments                   266         --          (14)          252
      Corporate securities                  18,377        586         (443)       18,520
      Mortgage-backed securities             4,393         32          (63)        4,362
                                           -------        ---         ----        ------
            Total fixed maturities         $26,256        882         (520)       26,618
                                           =======        ===         ====        ======
Trading securities:
   Fixed maturity corporate securities     $ 6,901         49         (253)        6,697
                                           =======        ===         ====        ======

                                                          DECEMBER 31, 2004
                                          ------------------------------------------------
                                                         GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                             COST        GAINS       LOSSES     FAIR VALUE
                                          ---------   ----------   ----------   ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government    $ 3,261         229          --         3,490
      Debt securities issued by
         foreign governments                   270          --          (9)          261
      Corporate securities                  18,107         966        (118)       18,955
      Mortgage-backed securities             4,077          95         (63)        4,109
                                           -------       -----        ----        ------
            Total fixed maturities         $25,715       1,290        (190)       26,815
                                           =======       =====        ====        ======
Trading securities:
    Fixed maturity corporate securities    $ 6,357         104         (96)        6,365
                                           =======       =====        ====        ======


                                       21                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

       The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                              2005    2004
                              ----   -----
Gross unrealized gain         $362   1,100
Deferred federal income tax    (54)   (167)
                              ----   -----
                              $308     933
                              ====   =====

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                       2005   2004   2003
                                      -----   ----   ----
Fixed maturities available-for-sale   $(738)  (43)    554

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2005.

                                                    FIXED MATURITY SECURITIES
                                         -----------------------------------------------
                                           AVAILABLE-FOR-SALE             TRADING
                                         ----------------------   ----------------------
                                         AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                            COST     FAIR VALUE      COST     FAIR VALUE
                                         ---------   ----------   ---------   ----------
Due in one year or less                   $ 1,731       1,731         250          250
Due after one year through five years      10,395      10,257       4,891        4,692
Due after five years through ten years     10,177      10,293       1,634        1,651
Due after ten years                         3,953       4,337         126          104
                                          -------      ------       -----        -----
                                          $26,256      26,618       6,901        6,697
                                          =======      ======       =====        =====

The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at to determine whether or not the issues involved are of a long term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall


                                       22                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

     trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

     Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2005 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                -------------------   -------------------   -------------------
                                 FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                 VALUE     LOSSES      VALUE     LOSSES      VALUE     LOSSES
                                ------   ----------   ------   ----------   ------   ----------
Foreign government securities   $   --        --         252       (14)        252       (14)
Corporate bonds                  5,128      (232)      9,775      (464)     14,903      (696)
Mortgage-backed securities       1,445       (32)        920       (31)      2,365       (63)
                                ------      -----     ------      ----      ------      ----
   Total impaired securities    $6,573      (264)     10,947      (509)     17,520      (773)
                                ======      =====     ======      ====      ======      ====

     The proceeds from the sale of securities available-for-sale and trading (excluding calls) during 2005, 2004, and 2003 were $460, $962, and $11,345, respectively. Gross realized gains and (losses) on those sales during 2005, 2004, and 2003 were $32, $68, and $(66), respectively.

     Investments with a fair value of $1,631 and $1,696 as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.

     The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 2005 and 2004.

(6)  FUTURE POLICY BENEFITS AND CLAIMS

     The liability for future policy benefits for investment contracts (approximately 72% and 72% of the total liability for future policy benefits as of December 31, 2005 and 2004, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.93%, 3.29% and 3.25% for the years ended December 31, 2005, 2004, and 2003, respectively.

     The liability for future policy benefits for traditional life products is based on the following mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(7)  INCOME TAX

     No provision for Federal income tax before cumulative effect of change in accounting has been reported for years ended December 31, 2005, 2004, and 2003. The Company reported in its Federal tax return net


                                       23                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

     operating losses of $2,694 that expire December 31, 2017 through December 31, 2020. The Company had a net capital loss carryforward of $20 at December 31, 2004 that was entirely utilized in during 2005.

     The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2005 and 2004 relate to the following:

                                                   2005     2004
                                                  ------   ------
Deferred tax assets:
   Future policy benefits                            910    1,067
   Capital loss carryforward                          --        3
   Net operating loss carryforward                   404      364
   Funds withheld-modco reinsurance                2,069    1,402
   Other                                              65       72
                                                  ------   ------
      Total gross deferred tax assets              3,448    2,908
   Valuation allowance on deferred tax assets        297      297
                                                  ------   ------
      Net deferred tax assets                      3,151    2,611
                                                  ======   ======

Deferred tax liabilities:
   Fixed maturity securities available-for-sale       31      167
   Deferred policy acquisition costs                  73       45
   Reinsurance recoverable                         2,905    2,399
   Other                                             196      165
                                                  ------   ------
      Total gross deferred tax liabilities         3,205    2,776
                                                  ------   ------
      Net deferred tax liability                  $  (54)  $ (165)
                                                  ======   ======

     In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2005.


                                       24                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS 107 requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

     - Cash, Short-Term Investments, Benefits Payable - The carrying amount reported in the balance sheets for these instruments approximates their fair value.

     - Investment Securities - Fair value for fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of the investments.

     - Separate Account Assets and Liabilities - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

     - Mortgage Loans on Real Estate - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     - Investment Contracts - Fair value for the Company's liabilities under investment type contracts is estimated using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.


                                       25                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

     The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31, 2005:

                                                       2005                    2004
                                              ---------------------   ---------------------
                                              CARRYING    ESTIMATED   CARRYING    ESTIMATED
                                               AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
                                              --------   ----------   --------   ----------
Assets:
   Investments:
      Fixed maturities available-for-sale      $26,618     26,618      26,815      26,815
      Fixed maturity trading securities          6,697      6,697       6,365       6,365
      Mortgage loans on real estate                828        886         853         924
      Short-term investments                        --         --      10,707      10,707
   Cash                                         10,169     10,169         350         350
   Assets held in Separate Accounts             14,412     14,412       6,366       6,366

Liabilities:
   Deferred annuity contracts                  $14,133     13,697      13,180      12,838
   Reinsurance benefits payables                   783        783         795         795
   Liabilities related to Separate Accounts     14,412     14,412       6,366       6,366

(9)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company had commercial mortgage loans with carry values of $828 and $853 as of December 31, 2005 and 2004, respectively. The valuation allowance for mortgages loans was $3 at both December 31, 2005 and 2004.

(10) REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

     As of December 31, 2005, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

     The Company did not pay any dividends in 2005, 2004, or 2003. The Company cannot pay any dividends in 2006 without prior approval by the Department.

(11) CONTINGENCIES

     The Company is a defendant in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without adverse impact on the financial condition of the Company.


                                       26                            (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

(12) REINSURANCE

     The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life and accident and health premiums during 2005, 2004, and 2003, as this business is in run-off.

     The Company has entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations. The Company recorded an asset of $204 and a liability of $7 related to this agreement as of December 31, 2005 and 2004, respectively. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

     Amounts in the accompanying financial statements for life and accident and health ceded business as of and for the years ended December 31, 2005, 2004, and 2003 are as follows:

                                             2005     2004    2003
                                            ------   -----   ------
Premiums                                    $3,439   3,856    4,541
Benefits incurred                            4,106   3,973    6,208
Commission and expense allowances              148     168      221
Reinsurance recoverable:
   Reserves for future policy benefits       5,026   5,601   12,452
   Benefits payable                            151     778    1,957
   Paid losses and expense allowances due    1,172     631    1,158

     At December 31, 2005 and 2004, $4,944 and $5,500, respectively, of the Company's reinsurance recoverable on life reserves and benefits payable was retroceded to one reinsurer. During the first quarter of 2004, the Company exercised its right to cash the $10,530 letter of credit guaranteeing $6,755 of reserves credited to SCOR VIE, a foreign insurer. Due to interest accrued on the funds withheld of $414 and a withdrawal of $942, the amount of cash set aside to back the reserves is currently $10,002. The funds from the letter of credit have been invested in cash equivalents.


                                 27                                  (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

     To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company regularly evaluates the financial condition of its retrocessionaires.

(13) GOODWILL AND OTHER INTANGIBLE ASSETS

     As a result of the acquisition by SMON in 2002, the Company identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

     The following table illustrates the intangible assets and goodwill associated with the purchase and their carrying value as of December 31, 2005 and 2004, respectively:

                                    2005     2004
                                   ------   -----
Unamortizable intangible assets:
   Insurance licenses              $  275     275
   Goodwill                           793     793
                                   ------   -----
                                   $1,068   1,068
                                   ======   =====

     The Company's only intangible asset is related to insurance licenses acquired with the purchase of the Company. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

     The goodwill asset is also entirely attributable to the purchase of the Company. The Company currently pays no federal income taxes. However, if the Company becomes a taxpayer in the future, we would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for the Company. When evaluating whether goodwill is impaired, the Company compares the fair value determined above to current carrying value (equity), including goodwill. If the carrying amount of the Company exceeds the fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2005, 2004, and 2003, no impairment was deemed necessary.

(14) RELATED PARTY TRANSACTIONS

     As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company's business. Billings are determined by ONLIC, based upon the parent's judgment. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.


                                 28                                  (Continued)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
               (A Wholly Owned Subsidiary of SMON Holdings, Inc.)

                          Notes to Financial Statements

                        December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

     During 2002, NSLAC entered into separate administrative service agreements with ONLIC and Security Mutual. These agreements were approved by the Department. During 2002, NSLAC also entered into an investment management agreement with Ohio National Investments, Inc. (ONI), an affiliate. This agreement also was approved by the Department. During 2002, NSLAC entered into an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of the above agreements call for periodic cash settlements. The amounts that NSLAC owed ONLIC, Security Mutual, ONEQ and ONI as of December 31, 2005, 2004, and 2003 were as follows, which are shown on the face of the balance sheet:

                                2005   2004   2003
                                ----   ----   ----
ONLIC                           $ 71     85    121
Security Mutual                    9     13     45
ONEQ                              28     24     26
                                ----    ---    ---
   Total service charges owed   $108    122    192
                                ====    ===    ===

     Charges for all services from ONLIC, Security Mutual, ONEQ and ONI for the years ended December 31, 2005, 2004, and 2003 were as follows:

                                     2005     2004    2003
                                    ------   -----   -----
ONLIC                               $  952     984   1,082
Security Mutual                         89     192     228
ONEQ                                   157     169     152
ONI                                      4       7      46
                                    ------   -----   -----
   Total service charges incurred   $1,202   1,352   1,508
                                    ======   =====   =====

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS' EQUITY
                                                                  ASSETS         -----------------------
                                                              --------------          CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
41,144 Shares (Cost $1,079,371).............................   $ 1,215,810             $ 1,215,810
Money Market Subaccount
79,556 Shares (Cost $795,562)...............................       795,562                 795,562
Bond Subaccount
61,203 Shares (Cost $684,723)...............................       670,790                 670,790
Omni Subaccount
2,532 Shares (Cost $32,943).................................        35,729                  35,729
International Subaccount
175,309 Shares (Cost $1,683,938)............................     1,886,328               1,886,328
Capital Appreciation Subaccount
44,331 Shares (Cost $722,847)...............................       757,181                 757,181
International Small Co. Subaccount
3,126 Shares (Cost $44,048).................................        58,990                  58,990
Small Cap Growth Subaccount
2,647 Shares (Cost $18,194).................................        23,059                  23,059
Mid Cap Opportunity Subaccount
2,704 Shares (Cost $40,914).................................        47,080                  47,080
S&P 500 Index Subaccount
26,397 Shares (Cost $317,165)...............................       342,897                 342,897
Blue Chip Subaccount
15,434 Shares (Cost $162,781)...............................       175,330                 175,330
High Income Bond Subaccount
8,972 Shares (Cost $73,428).................................        76,169                  76,169
Nasdaq-100 Index Subaccount
79,856 Shares (Cost $318,568)...............................       338,591                 338,591
Bristol Subaccount
27,268 Shares (Cost $293,058)...............................       307,305                 307,305
Bryton Growth Subaccount
16,097 Shares (Cost $159,856)...............................       168,374                 168,374
U.S. Equity Subaccount
32,015 Shares (Cost $358,456)...............................       407,557                 407,557
Covered Call Subaccount
1,237 Shares (Cost $12,696).................................        13,691                  13,691
Target VIP Subaccount
4,380 Shares (Cost $44,497).................................        44,410                  44,410

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
1,885 Shares (Cost $35,323).................................        45,666                  45,666

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS' EQUITY
                                                                  ASSETS         -----------------------
                                                              --------------          CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS- CLASS II:
Core Plus Fixed Income Subaccount
4,449 Shares (Cost $51,282).................................   $    50,987             $    50,987
U.S. Real Estate Subaccount
21,703 Shares (Cost $440,881)...............................       497,425                 497,425

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
54,562 Shares (Cost $644,740)...............................       653,108                 653,108
Core U.S. Equity Subaccount
34,400 Shares (Cost $419,582)...............................       451,677                 451,677
Capital Growth Subaccount
25,350 Shares (Cost $251,604)...............................       270,736                 270,736

LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
11,096 Shares (Cost $144,873)...............................       208,714                 208,714
Small Cap Subaccount
12,496 Shares (Cost $193,537)...............................       203,804                 203,804

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
12,632 Shares (Cost $150,947)...............................       187,329                 187,329
Jennison Subaccount
1,769 Shares (Cost $28,928).................................        36,246                  36,246

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,343 Shares (Cost $15,810).................................        19,011                  19,011

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
2:
VIP Mid Cap Subaccount
16,446 Shares (Cost $472,223)...............................       570,168                 570,168
VIP Contrafund Subaccount
20,404 Shares (Cost $513,509)...............................       626,210                 626,210
VIP Growth Subaccount
8,859 Shares (Cost $274,968)................................       294,917                 294,917
VIP Equity-Income Subaccount
>559 Shares (Cost $12,684)..................................        14,060                  14,060

JANUS ASPEN SERIES -- SERVICE SHARES:
Worldwide Growth Subaccount
513 Shares (Cost $12,905)...................................        14,241                  14,241

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS' EQUITY
                                                                  ASSETS         -----------------------
                                                              --------------          CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
Balanced Subaccount
289 Shares (Cost $7,388)....................................   $     7,702             $     7,702
International Growth Subaccount
1,632 Shares (Cost $44,783).................................        57,391                  57,391

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
3,927 Shares (Cost $60,777).................................        62,518                  62,518
Mid Cap Value Subaccount
25,167 Shares (Cost $645,285)...............................       700,654                 700,654

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
644 Shares (Cost $9,459)....................................         9,954                   9,954
Investors Growth Stock Subaccount
5,309 Shares (Cost $45,717).................................        51,608                  51,608
Total Return Subaccount
6,938 Shares (Cost $136,959)................................       142,220                 142,220

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
79,266 Shares (Cost $1,020,369).............................     1,005,888               1,005,888
Total Return Subaccount
40,160 Shares (Cost $418,048)...............................       411,237                 411,237
Global Bond Subaccount
5,173 Shares (Cost $65,247).................................        61,613                  61,613

ROYCE CAPITAL FUND:
Micro-Cap Subaccount
3,965 Shares (Cost $44,032).................................        49,843                  49,843
Small-Cap Subaccount
20,689 Shares (Cost $173,976)...............................       200,065                 200,065

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
Appreciation Subaccount
1,479 Shares (Cost $49,784).................................        54,595                  54,595

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT CLASS 2:
Templeton Foreign Securities Subaccount
2,950 Shares (Cost $45,888).................................        46,082                  46,082
Franklin Income Securities Subaccount
1,106 Shares (Cost $16,955).................................        16,945                  16,945
                                                               -----------             -----------

TOTALS......................................................   $14,387,467             $14,387,467
                                                               ===========             ===========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                                MONEY                                                  CAPITAL      INTERNATIONAL
                                   EQUITY       MARKET        BOND         OMNI      INTERNATIONAL   APPRECIATION     SMALL CO.
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                 ----------   ----------   ----------   ----------   -------------   ------------   -------------
                                    2005         2005         2005         2005          2005            2005           2005
                                 ----------   ----------   ----------   ----------   -------------   ------------   -------------
Investment activity:
  Reinvested dividends.........   $      0     $ 22,278     $ 24,605      $  447       $    825        $ 3,929         $   247
     Risk & administrative
       expense (note 2)........    (10,246)     (10,565)      (5,776)       (451)       (13,927)        (4,507)           (601)
                                  --------     --------     --------      ------       --------        -------         -------
       Net investment
          activity.............    (10,246)      11,713       18,829          (4)       (13,102)          (578)           (354)
                                  --------     --------     --------      ------       --------        -------         -------
Reinvested capital gains.......          0            0            0           0              0              0               0
                                  --------     --------     --------      ------       --------        -------         -------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).........      6,040          (13)         820         142         10,971            239           1,123
  Unrealized gain (loss).......     69,799            0      (23,038)      2,358        140,351         30,347          10,553
                                  --------     --------     --------      ------       --------        -------         -------
       Net gain (loss) on
          investments..........     75,839          (13)     (22,218)      2,500        151,322         30,586          11,676
                                  --------     --------     --------      ------       --------        -------         -------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........   $ 65,593     $ 11,700     $ (3,389)     $2,496       $138,220        $30,008         $11,322
                                  ========     ========     ========      ======       ========        =======         =======

                                                                        OHIO NATIONAL FUND, INC.
                                       ------------------------------------------------------------------------------------------
                                       SMALL CAP      MID CAP      S&P 500                  HIGH INCOME   NASDAQ-100
                                         GROWTH     OPPORTUNITY     INDEX      BLUE CHIP       BOND         INDEX       BRISTOL
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                       ----------   -----------   ----------   ----------   -----------   ----------   ----------
                                          2005         2005          2005         2005         2005          2005         2005
                                       ----------   -----------   ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends...............    $    0       $    0       $ 3,436      $ 1,667       $ 3,577      $     0      $     0
     Risk & administrative expense
       (note 2)......................      (307)        (581)       (4,327)      (2,356)         (873)      (3,023)      (1,584)
                                         ------       ------       -------      -------       -------      -------      -------
       Net investment activity.......      (307)        (581)         (891)        (689)        2,704       (3,023)      (1,584)
                                         ------       ------       -------      -------       -------      -------      -------
Reinvested capital gains.............         0            0             0            0             0            0            0
                                         ------       ------       -------      -------       -------      -------      -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)...............       158          374           832          464            68          (56)          71
  Unrealized gain (loss).............     1,255        4,403        12,158        5,815        (1,693)       9,892       14,247
                                         ------       ------       -------      -------       -------      -------      -------
       Net gain (loss) on
          investments................     1,413        4,777        12,990        6,279        (1,625)       9,836       14,318
                                         ------       ------       -------      -------       -------      -------      -------
          Net increase (decrease) in
            contract owners' equity
            from operations..........    $1,106       $4,196       $12,099      $ 5,590       $ 1,079      $ 6,813      $12,734
                                         ======       ======       =======      =======       =======      =======      =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                  WELLS FARGO
                                                                                   ADVANTAGE
                                                                                 VARIABLE TRUST        VAN KAMPEN UNIVERSAL
                                         OHIO NATIONAL FUND, INC.                FUNDS (NOTE 3)   INSTITUTIONAL FUNDS -- CLASS II
                            --------------------------------------------------   --------------   -------------------------------
                              BRYTON                    COVERED                                      CORE PLUS        U.S. REAL
                              GROWTH     U.S. EQUITY      CALL      TARGET VIP    OPPORTUNITY      FIXED INCOME        ESTATE
                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                            ----------   -----------   ----------   ----------   --------------   ---------------   -------------
                               2005         2005          2005       2005(B)          2005             2005             2005
                            ----------   -----------   ----------   ----------   --------------   ---------------   -------------
Investment activity:
  Reinvested dividends....    $   28       $     0       $   0        $   0          $    0           $1,732           $ 2,962
  Risk & administrative
     expense (note 2).....      (859)       (4,509)       (171)         (53)           (600)            (669)           (3,480)
                              ------       -------       -----        -----          ------           ------           -------
     Net investment
       activity...........      (831)       (4,509)       (171)         (53)           (600)           1,063              (518)
                              ------       -------       -----        -----          ------           ------           -------
Reinvested capital
  gains...................         0             0           0            0               0              367             6,983
                              ------       -------       -----        -----          ------           ------           -------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)....       208           543           8            0             149               (4)            4,830
  Unrealized gain
     (loss)...............     8,517        34,857         534          (88)          3,198             (246)           33,182
                              ------       -------       -----        -----          ------           ------           -------
     Net gain (loss) on
       investments........     8,725        35,400         542          (88)          3,347             (250)           38,012
                              ------       -------       -----        -----          ------           ------           -------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....    $7,894       $30,891       $ 371        $(141)         $2,747           $1,180           $44,477
                              ======       =======       =====        =====          ======           ======           =======

                                                                                  LAZARD RETIREMENT       THE PRUDENTIAL SERIES
                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST         SERIES, INC.                FUND, INC.
                                     ---------------------------------------   -----------------------   ------------------------
                                      GROWTH &      CORE U.S.      CAPITAL      EMERGING      SMALL       JENNISON
                                       INCOME        EQUITY        GROWTH       MARKETS        CAP       20/20 FOCUS    JENNISON
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
                                        2005          2005          2005          2005         2005         2005          2005
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends.............    $ 9,257       $ 3,155       $   400      $   485      $     0       $     0       $    0
  Risk & administrative expense
     (note 2)......................     (3,755)       (3,048)       (3,638)      (2,022)      (2,604)       (2,022)        (537)
                                       -------       -------       -------      -------      -------       -------       ------
     Net investment activity.......      5,502           107        (3,238)      (1,537)      (2,604)       (2,022)        (537)
                                       -------       -------       -------      -------      -------       -------       ------
Reinvested capital gains...........          0             0             0        5,779       14,040             0            0
                                       -------       -------       -------      -------      -------       -------       ------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        230         1,544           372        4,691        1,223        13,099        1,821
  Unrealized gain (loss)...........      3,973        20,514         6,941       42,759       (8,168)       13,453        2,984
                                       -------       -------       -------      -------      -------       -------       ------
     Net gain (loss) on
       investments.................      4,203        22,058         7,313       47,450       (6,945)       26,552        4,805
                                       -------       -------       -------      -------      -------       -------       ------
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............    $ 9,705       $22,165       $ 4,075      $51,692      $ 4,491       $24,530       $4,268
                                       =======       =======       =======      =======      =======       =======       ======

---------------

(b) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                  UBS SERIES
                                                    TRUST      FIDELITY VARIABLE INSURANCE PRODUCTS - FUND SERVICE CLASS 2
                                                  ----------   ------------------------------------------------------------
                                                     U.S.          VIP            VIP            VIP              VIP
                                                  ALLOCATION     MID-CAP       CONTRAFUND       GROWTH       EQUITY-INCOME
                                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                  ----------   ------------   ------------   ------------   ---------------
                                                     2005          2005           2005           2005            2005
                                                  ----------   ------------   ------------   ------------   ---------------
Investment activity:
  Reinvested dividends..........................    $ 250         $     0        $   614        $   859          $ 194
  Risk & administrative expense (note 2)........     (265)         (5,058)        (7,349)        (3,974)          (186)
                                                    -----         -------        -------        -------          -----
     Net investment activity....................      (15)         (5,058)        (6,735)        (3,115)             8
                                                    -----         -------        -------        -------          -----
Reinvested capital gains........................        0           4,490             88              0            481
                                                    -----         -------        -------        -------          -----
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)..........................      244           3,519         12,107           (733)            13
  Unrealized gain (loss)........................      743          61,494         73,107         14,500             54
                                                    -----         -------        -------        -------          -----
     Net gain (loss) on investments.............      987          65,013         85,214         13,767             67
                                                    -----         -------        -------        -------          -----
          Net increase (decrease) in contract
            owners' equity from operations......    $ 972         $64,445        $78,567        $10,652          $ 556
                                                    =====         =======        =======        =======          =====


                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                                  ---------------------------------------
                                                  WORLDWIDE                 INTERNATIONAL
                                                    GROWTH      BALANCED       GROWTH
                                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ----------   ----------   -------------
                                                     2005         2005          2005
                                                  ----------   ----------   -------------
Investment activity:
  Reinvested dividends..........................    $ 164         $ 83         $   443
  Risk & administrative expense (note 2)........     (173)         (32)           (432)
                                                    -----         ----         -------
     Net investment activity....................       (9)          51              11
                                                    -----         ----         -------
Reinvested capital gains........................        0            0               0
                                                    -----         ----         -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)..........................        8            2             667
  Unrealized gain (loss)........................      732          190          11,297
                                                    -----         ----         -------
     Net gain (loss) on investments.............      740          192          11,964
                                                    -----         ----         -------
          Net increase (decrease) in contract
            owners' equity from operations......    $ 731         $243         $11,975
                                                    =====         ====         =======

                                                                                         MFS VARIABLE INSURANCE
                                                   J.P. MORGAN SERIES TRUST II           TRUST - SERVICE CLASS
                                                   ---------------------------   --------------------------------------
                                                      SMALL         MID CAP         NEW        INVESTORS       TOTAL
                                                     COMPANY         VALUE       DISCOVERY    GROWTH STOCK     RETURN
                                                    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                   ------------   ------------   ----------   ------------   ----------
                                                       2005           2005          2005          2005          2005
                                                   ------------   ------------   ----------   ------------   ----------
Investment activity:
  Reinvested dividends...........................     $     0        $   601       $   0         $   65       $ 1,071
  Risk & administrative expense (note 2).........        (752)        (5,251)       (152)          (666)       (1,329)
                                                      -------        -------       -----         ------       -------
     Net investment activity.....................        (752)        (4,650)       (152)          (601)         (258)
                                                      -------        -------       -----         ------       -------
Reinvested capital gains.........................       6,190          4,447           0              0         2,303
                                                      -------        -------       -----         ------       -------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...........................       1,161          5,220        (159)           151           205
  Unrealized gain (loss).........................      (4,503)        25,703         469          2,343        (1,483)
                                                      -------        -------       -----         ------       -------
     Net gain (loss) on investments..............      (3,342)        30,923         310          2,494        (1,278)
                                                      -------        -------       -----         ------       -------
          Net increase (decrease) in contract
            owners' equity from operations.......     $ 2,096        $30,720       $ 158         $1,893       $   767
                                                      =======        =======       =====         ======       =======

                                                     PIMCO VARIABLE INSURANCE TRUST -
                                                          ADMINISTRATIVE SHARES
                                                   ------------------------------------
                                                      REAL        TOTAL        GLOBAL
                                                     RETURN       RETURN        BOND
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------
                                                      2005         2005         2005
                                                   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................   $ 17,368     $11,019      $ 1,142
  Risk & administrative expense (note 2).........     (7,924)     (4,385)        (609)
                                                    --------     -------      -------
     Net investment activity.....................      9,444       6,634          533
                                                    --------     -------      -------
Reinvested capital gains.........................     10,900       5,659          881
                                                    --------     -------      -------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...........................       (584)        482          (43)
  Unrealized gain (loss).........................    (16,869)     (9,804)      (4,746)
                                                    --------     -------      -------
     Net gain (loss) on investments..............    (17,453)     (9,322)      (4,789)
                                                    --------     -------      -------
          Net increase (decrease) in contract
            owners' equity from operations.......   $  2,891     $ 2,971      $(3,375)
                                                    ========     =======      =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                          DREYFUS
                                                                          VARIABLE
                                                                         INVESTMENT         FRANKLIN TEMPLETON
                                                                          FUND --       VARIABLE INSURANCE PRODUCT
                                               ROYCE CAPITAL FUND      SERVICE SHARES          TRUST CLASS 2
                                             -----------------------   --------------   ---------------------------
                                                                                         TEMPLETON       FRANKLIN
                                                                                          FOREIGN         INCOME
                                             MICRO-CAP    SMALL-CAP     APPRECIATION     SECURITIES     SECURITIES       TOTAL
                                             SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNTS
                                             ----------   ----------   --------------   ------------   ------------   -----------
                                                2005         2005           2005          2005(A)        2005(A)         2005
                                             ----------   ----------   --------------   ------------   ------------   -----------
Investment activity:
  Reinvested dividends.....................    $  255      $     0         $    0           $  0           $  0        $ 113,158
     Risk & administrative expense (note
      2)...................................      (569)      (2,460)          (730)           (22)           (43)        (129,452)
                                               ------      -------         ------           ----           ----        ---------
       Net investment activity.............      (314)      (2,460)          (730)           (22)           (43)         (16,294)
                                               ------      -------         ------           ----           ----        ---------
Reinvested capital gains...................       770        2,091              0              0              0           65,469
                                               ------      -------         ------           ----           ----        ---------
Realized & unrealized gain (loss) on
  investments:
     Realized gain (loss)..................     1,509        3,548            272              0              0           77,536
     Unrealized gain (loss)................     4,271       10,322          1,835            194            (10)         608,696
                                               ------      -------         ------           ----           ----        ---------
       Net gain (loss) on investments......     5,780       13,870          2,107            194            (10)         686,232
                                               ------      -------         ------           ----           ----        ---------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................    $6,236      $13,501         $1,377           $172           $(53)       $ 735,407
                                               ======      =======         ======           ====           ====        =========

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                         OHIO NATIONAL FUND, INC.
                                          ---------------------------------------------------------------------------------------
                                                 EQUITY               MONEY MARKET               BOND                 OMNI
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                          ---------------------   ---------------------   -------------------   -----------------
                                             2005        2004       2005        2004        2005       2004      2005      2004
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (10,246)  $ (3,765)  $  11,713   $    (507)  $ 18,829   $ (1,899)  $    (4)  $   301
  Reinvested capital gains..............           0          0           0           0          0          0         0         0
  Realized gain (loss)..................       6,040      2,410         (13)         (1)       820        314       142         0
  Unrealized gain (loss)................      69,799     54,443           0           0    (23,038)     9,472     2,358       428
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
     Net increase (decrease) in contract
       owners' equity from operations...      65,593     53,088      11,700        (508)    (3,389)     7,887     2,496       729
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
Equity transactions:
  Contract purchase payments (note 1)...     520,764    159,271     291,352     373,917    262,527    123,735     7,048    18,231
  Transfers to & from other
     subaccounts........................      12,720     (4,990)   (113,002)      9,975     15,529     10,693    (7,856)      166
  Transfers to & from fixed dollar
     contract...........................     138,081    161,156      45,429     496,876    148,317     66,586     9,076     5,950
  Withdrawals & surrenders..............     (30,130)    (4,642)   (146,818)   (212,317)    (6,672)    (4,553)        0         0
  Surrender charge (note 2).............      (1,830)      (234)       (330)          0       (404)         0         0         0
  Annual contract charges (note 2)......      (1,308)      (548)       (804)       (144)    (1,036)      (202)     (111)        0
  Annuity payments......................        (695)         0        (888)       (272)      (893)         0         0         0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
     Net equity transactions............     637,602    310,013      74,939     668,035    417,368    196,259     8,157    24,347
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
       Net change in contract owners'
          equity........................     703,195    363,101      86,639     667,527    413,979    204,146    10,653    25,076
Contract owners' equity:
  Beginning of period...................     512,615    149,514     708,923      41,396    256,811     52,665    25,076         0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
  End of period.........................  $1,215,810   $512,615   $ 795,562   $ 708,923   $670,790   $256,811   $35,729   $25,076
                                          ==========   ========   =========   =========   ========   ========   =======   =======
Change in units:
  Beginning units.......................      45,129     14,595      62,816       3,654     18,624      3,988     3,377         0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
  Units purchased.......................      62,222     33,263      51,691     107,218     32,460     15,483     2,175     3,377
  Units redeemed........................      (5,064)    (2,729)    (45,068)    (48,056)    (1,965)      (847)   (1,095)        0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
  Ending units..........................     102,287     45,129      69,439      62,816     49,119     18,624     4,457     3,377
                                          ==========   ========   =========   =========   ========   ========   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                  OHIO NATIONAL FUND, INC.
                            -----------------------------------------------------------------------------------------------------
                                 INTERNATIONAL          CAPITAL APPRECIATION     INTERNATIONAL SMALL CO.       SMALL CAP GROWTH
                                  SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                            -----------------------     --------------------     ------------------------     -------------------
                               2005          2004         2005        2004          2005          2004         2005        2004
                            ----------     --------     --------     -------     ----------     ---------     -------     -------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $  (13,102)    $ (4,074)    $   (578)    $  (167)     $   (354)      $    (6)     $  (307)    $  (241)
  Reinvested capital
     gains................           0            0            0           0             0             0            0           0
  Realized gain (loss)....      10,971        1,521          239          34         1,123             8          158          14
  Unrealized gain
     (loss)...............     140,351       50,379       30,347       3,986        10,553         4,339        1,255       2,621
                            ----------     --------     --------     -------      --------       -------      -------     -------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations.........     138,220       47,826       30,008       3,853        11,322         4,341        1,106       2,394
                            ----------     --------     --------     -------      --------       -------      -------     -------
Equity transactions:
  Contract purchase
     payments (note 1)....     836,488      192,953      413,323      50,979        20,000        15,600            0           0
  Transfers to & from
     other subaccounts....     (22,642)      (2,816)      23,487        (517)      (11,530)           38         (529)        232
  Transfers to & from
     fixed dollar
     contract.............     478,879      166,488      230,203       7,832         6,651        11,732            0       6,171
  Withdrawals &
     surrenders...........     (63,979)      (2,187)           0           0             0             0            0           0
  Surrender charge (note
     2)...................      (3,895)           0            0           0             0             0            0           0
  Annual contract charges
     (note 2).............      (2,081)        (518)        (597)          0          (217)          (63)         (98)        (51)
  Annuity payments........      (2,574)           0       (1,390)          0             0             0            0           0
                            ----------     --------     --------     -------      --------       -------      -------     -------
     Net equity
       transactions.......   1,220,196      353,920      665,026      58,294        14,904        27,307         (627)      6,352
                            ----------     --------     --------     -------      --------       -------      -------     -------
       Net change in
          contract owners'
          equity..........   1,358,416      401,746      695,034      62,147        26,226        31,648          479       8,746
Contract owners' equity:
  Beginning of period.....     527,912      126,166       62,147           0        32,764         1,116       22,580      13,834
                            ----------     --------     --------     -------      --------       -------      -------     -------
  End of period...........  $1,886,328     $527,912     $757,181     $62,147      $ 58,990       $32,764      $23,059     $22,580
                            ==========     ========     ========     =======      ========       =======      =======     =======
Change in units:
  Beginning units.........      56,276       14,984        3,785           0         2,985           121        4,452       2,998
                            ----------     --------     --------     -------      --------       -------      -------     -------
  Units purchased.........     144,019       42,893       41,089       3,817         2,300         2,896            0       1,466
  Units redeemed..........     (13,918)      (1,601)        (453)        (32)       (1,061)          (32)        (123)        (12)
                            ----------     --------     --------     -------      --------       -------      -------     -------
  Ending units............     186,377       56,276       44,421       3,785         4,224         2,985        4,329       4,452
                            ==========     ========     ========     =======      ========       =======      =======     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                  OHIO NATIONAL FUND, INC.
                            -----------------------------------------------------------------------------------------------------
                             MID CAP OPPORTUNITY                                                               HIGH INCOME BOND
                                 SUBACCOUNT           S&P 500 INDEX SUBACCOUNT      BLUE CHIP SUBACCOUNT          SUBACCOUNT
                            ---------------------     -------------------------     ---------------------     -------------------
                              2005         2004          2005           2004          2005         2004        2005        2004
                            --------     --------     ----------     ----------     --------     --------     -------     -------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $   (581)    $    (54)     $   (891)      $    601      $   (689)    $    480     $ 2,704     $  (360)
  Reinvested capital
     gains................         0            0             0              0             0            0           0           0
  Realized gain (loss)....       374           12           832           (128)          464          (32)         68         241
  Unrealized gain
     (loss)...............     4,403        1,763        12,158         13,574         5,815        6,647      (1,693)      3,930
                            --------     --------      --------       --------      --------     --------     -------     -------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations.........     4,196        1,721        12,099         14,047         5,590        7,095       1,079       3,811
                            --------     --------      --------       --------      --------     --------     -------     -------
Equity transactions:
  Contract purchase
     payments (note 1)....    10,511       24,916        51,625         52,500             0       20,000      12,198      24,150
  Transfers to & from
     other subaccounts....    (7,596)        (177)            0              0             0            0       1,551         138
  Transfers to & from
     fixed dollar
     contract.............     7,976        5,635             0        212,780             0      141,855       8,876       6,648
  Withdrawals &
     surrenders...........         0            0             0              0             0            0           0      (2,284)
  Surrender charge (note
     2)...................         0            0             0              0             0            0           0        (118)
  Annual contract charges
     (note 2).............      (102)           0          (154)             0           (15)          (4)       (143)        (48)
  Annuity payments........         0            0             0              0             0            0        (110)          0
                            --------     --------      --------       --------      --------     --------     -------     -------
     Net equity
       transactions.......    10,789       30,374        51,471        265,280           (15)     161,851      22,372      28,486
                            --------     --------      --------       --------      --------     --------     -------     -------
       Net change in
          contract owners'
          equity..........    14,985       32,095        63,570        279,327         5,575      168,946      23,451      32,297
Contract owners' equity:
  Beginning of period.....    32,095            0       279,327              0       169,755          809      52,718      20,421
                            --------     --------      --------       --------      --------     --------     -------     -------
  End of period...........  $ 47,080     $ 32,095      $342,897       $279,327      $175,330     $169,755     $76,169     $52,718
                            ========     ========      ========       ========      ========     ========     =======     =======
Change in units:
  Beginning units.........     2,346            0        25,401              0        15,870           82       4,150       1,755
                            --------     --------      --------       --------      --------     --------     -------     -------
  Units purchased.........     1,407        2,361         4,878         25,401             0       15,788       1,781       2,664
  Units redeemed..........      (581)         (15)          (14)             0            (1)           0         (27)       (269)
                            --------     --------      --------       --------      --------     --------     -------     -------
  Ending units............     3,172        2,346        30,265         25,401        15,869       15,870       5,904       4,150
                            ========     ========      ========       ========      ========     ========     =======     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                         OHIO NATIONAL FUND, INC.
                                          ------------------------------------------------------
                                            NASDAQ-100 INDEX         BRISTOL       BRYTON GROWTH
                                               SUBACCOUNT           SUBACCOUNT      SUBACCOUNT
                                          ---------------------     ----------     -------------
                                            2005         2004          2005            2005
                                          --------     --------     ----------     -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $ (3,023)    $ (1,406)     $ (1,584)       $   (831)
  Reinvested capital gains..............         0            0             0               0
  Realized gain (loss)..................       (56)         (48)           71             208
  Unrealized gain (loss)................     9,892       10,130        14,247           8,517
                                          --------     --------      --------        --------
     Net increase (decrease) in contract
       owners' equity from operations...     6,813        8,676        12,734           7,894
                                          --------     --------      --------        --------
Equity transactions:
  Contract purchase payments (note 1)...   105,348        6,900       183,081         103,289
  Transfers to & from other
     subaccounts........................     8,913            0        13,671           4,357
  Transfers to & from fixed dollar
     contract...........................    60,601      141,854        98,586          53,172
  Withdrawals & surrenders..............         0            0             0               0
  Surrender charge (note 2).............         0            0             0               0
  Annual contract charges (note 2)......      (129)           0          (134)            (72)
  Annuity payments......................      (385)           0          (633)           (266)
                                          --------     --------      --------        --------
     Net equity transactions............   174,348      148,754       294,571         160,480
                                          --------     --------      --------        --------
       Net change in contract owners'
          equity........................   181,161      157,430       307,305         168,374
Contract owners' equity:
  Beginning of period...................   157,430            0             0               0
                                          --------     --------      --------        --------
  End of period.........................  $338,591     $157,430      $307,305        $168,374
                                          ========     ========      ========        ========
Change in units:
  Beginning units.......................    40,195            0             0               0
                                          --------     --------      --------        --------
  Units purchased.......................    46,850       40,195        25,690          17,340
  Units redeemed........................      (630)           0          (294)           (404)
                                          --------     --------      --------        --------
  Ending units..........................    86,415       40,195        25,396          16,936
                                          ========     ========      ========        ========

                                                        OHIO NATIONAL FUND, INC.
                                          ----------------------------------------------------

                                          U.S. EQUITY SUBACCOUNT      COVERED CALL SUBACCOUNT
                                          -----------------------     ------------------------
                                            2005          2004         2005           2004
                                          ---------     ---------     -------     ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $ (4,509)     $   (304)     $  (171)       $  (19)
  Reinvested capital gains..............         0             0            0             0
  Realized gain (loss)..................       543            23            8             0
  Unrealized gain (loss)................    34,857        14,244          534           461
                                          --------      --------      -------        ------
     Net increase (decrease) in contract
       owners' equity from operations...    30,891        13,963          371           442
                                          --------      --------      -------        ------
Equity transactions:
  Contract purchase payments (note 1)...   255,390       112,672        4,783         8,095
  Transfers to & from other
     subaccounts........................       241             0            0             0
  Transfers to & from fixed dollar
     contract...........................         0             0            0             0
  Withdrawals & surrenders..............    (5,000)            0            0             0
  Surrender charge (note 2).............         0             0            0             0
  Annual contract charges (note 2)......      (600)            0            0             0
  Annuity payments......................         0             0            0             0
                                          --------      --------      -------        ------
     Net equity transactions............   250,031       112,672        4,783         8,095
                                          --------      --------      -------        ------
       Net change in contract owners'
          equity........................   280,922       126,635        5,154         8,537
Contract owners' equity:
  Beginning of period...................   126,635             0        8,537             0
                                          --------      --------      -------        ------
  End of period.........................  $407,557      $126,635      $13,691        $8,537
                                          ========      ========      =======        ======
Change in units:
  Beginning units.......................    10,914             0          802             0
                                          --------      --------      -------        ------
  Units purchased.......................    22,359        10,914          464           802
  Units redeemed........................      (510)            0            0             0
                                          --------      --------      -------        ------
  Ending units..........................    32,763        10,914        1,266           802
                                          ========      ========      =======        ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                          WELLS FARGO ADVANTAGE
                                        OHIO NATIONAL     VARIABLE TRUST FUNDS                  VAN KAMPEN UNIVERSAL
                                         FUND, INC.             (NOTE 3)                   INSTITUTIONAL FUNDS -- CLASS II
                                        -------------     ---------------------     ---------------------------------------------
                                                                                         CORE PLUS
                                         TARGET VIP            OPPORTUNITY             FIXED INCOME           U.S. REAL ESTATE
                                         SUBACCOUNT            SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                        -------------     ---------------------     -------------------     ---------------------
                                           2005(B)          2005         2004        2005        2004         2005         2004
                                        -------------     --------     --------     -------     -------     --------     --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............     $   (53)       $  (600)     $  (533)     $ 1,063     $   537     $   (518)    $    262
  Reinvested capital gains............           0              0            0          367          54        6,983        1,358
  Realized gain (loss)................           0            149           46           (4)         (3)       4,830        1,474
  Unrealized gain (loss)..............         (88)         3,198        5,344         (246)        (80)      33,182       21,769
                                           -------        -------      -------      -------     -------     --------     --------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................        (141)         2,747        4,857        1,180         508       44,477       24,863
                                           -------        -------      -------      -------     -------     --------     --------
Equity transactions:
  Contract purchase payments (note
     1)...............................      44,551              0       26,000        9,563      36,190      230,562       41,355
  Transfers to & from other
     subaccounts......................           0              0            0            0           0       11,372      (10,269)
  Transfers to & from fixed dollar
     contract.........................           0              0            0            0           0      111,442       35,526
  Withdrawals & surrenders............           0              0            0            0           0      (12,752)         (55)
  Surrender charge (note 2)...........           0              0            0            0           0         (689)           0
  Annual contract charges (note 2)....           0           (250)         (82)         (29)        (16)        (590)        (165)
  Annuity payments....................           0              0            0            0           0         (567)           0
                                           -------        -------      -------      -------     -------     --------     --------
     Net equity transactions..........      44,551           (250)      25,918        9,534      36,174      338,778       66,392
                                           -------        -------      -------      -------     -------     --------     --------
       Net change in contract owners'
          equity......................      44,410          2,497       30,775       10,714      36,682      383,255       91,255
Contract owners' equity:
  Beginning of period.................           0         43,169       12,394       40,273       3,591      114,170       22,915
                                           -------        -------      -------      -------     -------     --------     --------
  End of period.......................     $44,410        $45,666      $43,169      $50,987     $40,273     $497,425     $114,170
                                           =======        =======      =======      =======     =======     ========     ========
Change in units:
  Beginning units.....................           0          2,997        1,003        3,410         312        6,659        1,793
                                           -------        -------      -------      -------     -------     --------     --------
  Units purchased.....................       4,389              0        2,000          804       3,099       20,336        5,618
  Units redeemed......................           0            (18)          (6)          (2)         (1)      (1,799)        (752)
                                           -------        -------      -------      -------     -------     --------     --------
  Ending units........................       4,389          2,979        2,997        4,212       3,410       25,196        6,659
                                           =======        =======      =======      =======     =======     ========     ========

---------------

(b) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              LAZARD RETIREMENT
                                                  GOLDMAN SACHS VARIABLE INSURANCE TRUST                         SERIES, INC.
                                 ------------------------------------------------------------------------    --------------------
                                   GROWTH & INCOME       CORE U.S. EQUITY                                      EMERGING MARKETS
                                     SUBACCOUNT             SUBACCOUNT         CAPITAL GROWTH SUBACCOUNT          SUBACCOUNT
                                 -------------------    -------------------    --------------------------    --------------------
                                   2005       2004        2005       2004         2005           2004          2005        2004
                                 --------    -------    --------    -------    -----------    -----------    --------    --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $  5,502    $   554    $    107    $    77     $ (3,238)      $   (593)     $ (1,537)   $   (285)
  Reinvested capital gains.....         0          0           0          0            0              0         5,779           0
  Realized gain (loss).........       230         15       1,544        224          372            (26)        4,691          22
  Unrealized gain (loss).......     3,973      4,312      20,514      9,528        6,941         11,817        42,759      21,082
                                 --------    -------    --------    -------     --------       --------      --------    --------
     Net increase (decrease) in
       contract owners' equity
       from operations.........     9,705      4,881      22,165      9,829        4,075         11,198        51,692      20,819
                                 --------    -------    --------    -------     --------       --------      --------    --------
Equity transactions:
  Contract purchase payments
     (note 1)..................   363,244     50,715     218,445     34,529        7,335         25,692        28,064      31,790
  Transfers to & from other
     subaccounts...............    42,740        (55)      7,611       (844)      (8,779)           932        12,309           0
  Transfers to & from fixed
     dollar contract...........   177,785      6,266     122,521     27,025        8,938        225,909         2,158      61,987
  Withdrawals & surrenders.....    (1,784)         0     (13,963)      (882)      (9,872)             0             0           0
  Surrender charge (note 2)....         0          0        (848)         0         (426)             0             0           0
  Annual contract charges (note
     2)........................      (413)        (5)       (407)      (102)        (167)           (35)         (105)          0
  Annuity payments.............      (968)         0        (724)         0            0              0             0           0
                                 --------    -------    --------    -------     --------       --------      --------    --------
     Net equity transactions...   580,604     56,921     332,635     59,726       (2,971)       252,498        42,426      93,777
                                 --------    -------    --------    -------     --------       --------      --------    --------
       Net change in contract
          owners' equity.......   590,309     61,802     354,800     69,555        1,104        263,696        94,118     114,596
Contract owners' equity:
  Beginning of period..........    62,799        997      96,877     27,322      269,632          5,936       114,596           0
                                 --------    -------    --------    -------     --------       --------      --------    --------
  End of period................  $653,108    $62,799    $451,677    $96,877     $270,736       $269,632      $208,714    $114,596
                                 ========    =======    ========    =======     ========       ========      ========    ========
Change in units:
  Beginning units..............     6,467        120       8,992      2,874       25,626            607         7,966           0
                                 --------    -------    --------    -------     --------       --------      --------    --------
  Units purchased..............    60,271      6,357      32,754      6,419        1,802         25,033         3,414       7,966
  Units redeemed...............    (1,124)       (10)     (1,837)      (301)      (2,084)           (14)         (930)          0
                                 --------    -------    --------    -------     --------       --------      --------    --------
  Ending units.................    65,614      6,467      39,909      8,992       25,344         25,626        10,450       7,966
                                 ========    =======    ========    =======     ========       ========      ========    ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                              LAZARD RETIREMENT
                                                SERIES, INC.            THE PRUDENTIAL SERIES FUND, INC.        UBS SERIES TRUST
                                             -------------------   ------------------------------------------   -----------------
                                                  SMALL CAP        JENNISON 20/20 FOCUS         JENNISON         U.S. ALLOCATION
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                             -------------------   ---------------------   ------------------   -----------------
                                               2005       2004       2005        2004        2005      2004      2005      2004
                                             --------   --------   ---------   ---------   --------   -------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $ (2,604)  $ (1,414)  $ (2,022)   $ (1,554)   $   (537)  $  (274)  $   (15)  $  (146)
  Reinvested capital gains.................    14,040          0          0           0           0         0         0         0
  Realized gain (loss).....................     1,223        386     13,099         641       1,821        15       244        25
  Unrealized gain (loss)...................    (8,168)    18,184     13,453      19,549       2,984     3,969       743     1,965
                                             --------   --------   --------    --------    --------   -------   -------   -------
    Net increase (decrease) in contract
      owners' equity from operations.......     4,491     17,156     24,530      18,636       4,268     3,710       972     1,844
                                             --------   --------   --------    --------    --------   -------   -------   -------
Equity transactions:
  Contract purchase payments (note 1)......     6,010     35,713     57,060      67,353         469    10,971         0    11,908
  Transfers to & from other subaccounts....    (3,030)      (294)   (32,922)     (3,077)     (4,777)      797       148      (136)
  Transfers to & from fixed dollar
    contract...............................    13,274    111,391      5,291      43,035         963    24,077         0         0
  Withdrawals & surrenders.................         0          0    (31,179)     (1,865)     (9,492)        0    (1,365)        0
  Surrender charge (note 2)................         0          0     (1,897)          0        (577)        0         0         0
  Annual contract charges (note 2).........      (114)        (9)      (436)       (161)        (65)      (34)      (99)      (37)
  Annuity payments.........................         0          0          0           0           0         0         0         0
                                             --------   --------   --------    --------    --------   -------   -------   -------
    Net equity transactions................    16,140    146,801     (4,083)    105,285     (13,479)   35,811    (1,316)   11,735
                                             --------   --------   --------    --------    --------   -------   -------   -------
       Net change in contract owners'
       equity..............................    20,631    163,957     20,447     123,921      (9,211)   39,521      (344)   13,579
Contract owners' equity:
  Beginning of period......................   183,173     19,216    166,882      42,961      45,457     5,936    19,355     5,776
                                             --------   --------   --------    --------    --------   -------   -------   -------
  End of period............................  $203,804   $183,173   $187,329    $166,882    $ 36,246   $45,457   $19,011   $19,355
                                             ========   ========   ========    ========    ========   =======   =======   =======
Change in units:
  Beginning units..........................    11,344      1,348     15,984       4,682       7,073       995     2,138       694
                                             --------   --------   --------    --------    --------   -------   -------   -------
  Units purchased..........................     2,756     10,338      4,988      12,091         315     6,125        16     1,464
  Units redeemed...........................    (1,793)      (342)    (5,969)       (789)     (2,373)      (47)     (157)      (20)
                                             --------   --------   --------    --------    --------   -------   -------   -------
  Ending units.............................    12,307     11,344     15,003      15,984       5,015     7,073     1,997     2,138
                                             ========   ========   ========    ========    ========   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                              -----------------------------------------------------------------------------------
                                                  VIP MID CAP         VIP CONTRAFUND          VIP GROWTH        VIP EQUITY-INCOME
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -------------------   -------------------   -------------------   -----------------
                                                2005       2004       2005       2004       2005       2004      2005      2004
                                              --------   --------   --------   --------   --------   --------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $ (5,058)  $ (2,227)  $ (6,735)  $ (3,827)  $ (3,115)  $ (3,028)  $     8   $   (99)
  Reinvested capital gains..................     4,490          0         88          0          0          0       481         0
  Realized gain (loss)......................     3,519         18     12,107        158       (733)      (104)       13         3
  Unrealized gain (loss)....................    61,494     36,411     73,107     38,858     14,500      4,647        54     1,322
                                              --------   --------   --------   --------   --------   --------   -------   -------
    Net increase (decrease) in contract
       owners' equity from operations.......    64,445     34,202     78,567     35,189     10,652      1,515       556     1,226
                                              --------   --------   --------   --------   --------   --------   -------   -------
Equity transactions:
  Contract purchase payments (note 1).......   185,428     40,800     82,930     39,520     10,000          0         0         0
  Transfers to & from other subaccounts.....    10,050       (520)    27,073       (179)   (48,846)       807        10         0
  Transfers to & from fixed dollar
    contract................................    59,152    176,342    (25,622)   383,350      3,668    279,333         0    12,342
  Withdrawals & surrenders..................         0          0          0     (2,889)      (850)         0         0         0
  Surrender charge (note 2).................         0          0          0       (243)         0          0         0         0
  Annual contract charges (note 2)..........      (390)       (65)      (220)      (111)      (141)       (83)      (74)        0
  Annuity payments..........................      (382)         0          0          0          0          0         0         0
                                              --------   --------   --------   --------   --------   --------   -------   -------
    Net equity transactions.................   253,858    216,557     84,161    419,448    (36,169)   280,057       (64)   12,342
                                              --------   --------   --------   --------   --------   --------   -------   -------
       Net change in contract owners'
         equity.............................   318,303    250,759    162,728    454,637    (25,517)   281,572       492    13,568
Contract owners' equity:
  Beginning of period.......................   251,865      1,106    463,482      8,845    320,434     38,862    13,568         0
                                              --------   --------   --------   --------   --------   --------   -------   -------
  End of period.............................  $570,168   $251,865   $626,210   $463,482   $294,917   $320,434   $14,060   $13,568
                                              ========   ========   ========   ========   ========   ========   =======   =======
Change in units:
  Beginning units...........................    15,969         86     45,475        986     51,216      6,317     1,144         0
                                              --------   --------   --------   --------   --------   --------   -------   -------
  Units purchased...........................    16,008     15,934     12,256     45,902      2,488     44,913         1     1,144
  Units redeemed............................      (918)       (51)    (4,322)    (1,413)    (8,401)       (14)       (6)        0
                                              --------   --------   --------   --------   --------   --------   -------   -------
  Ending units..............................    31,059     15,969     53,409     45,475     45,303     51,216     1,139     1,144
                                              ========   ========   ========   ========   ========   ========   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                                                              J.P. MORGAN SERIES
                                                            JANUS ASPEN SERIES -- SERVICE SHARES                   TRUST II
                                                 ----------------------------------------------------------   -------------------
                                                 WORLDWIDE GROWTH      BALANCED       INTERNATIONAL GROWTH       SMALL COMPANY
                                                    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                 ----------------   ---------------   ---------------------   -------------------
                                                  2005      2004     2005     2004      2005        2004        2005       2004
                                                 -------   ------   ------   ------   ---------   ---------   --------   --------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $    (9)  $   28   $   51   $    8    $    11     $   (41)   $  (752)   $  (248)
  Reinvested capital gains.....................        0        0        0        0          0           0      6,190          0
  Realized gain (loss).........................        8        1        2        1        667         (73)     1,161        243
  Unrealized gain (loss).......................      732      603      190       59     11,297       1,311     (4,503)     5,721
                                                 -------   ------   ------   ------    -------     -------    -------    -------
     Net increase (decrease) in contract
      owners' equity from operations...........      731      632      243       68     11,975       1,197      2,096      5,716
                                                 -------   ------   ------   ------    -------     -------    -------    -------
Equity transactions:
  Contract purchase payments (note 1)..........    4,783    8,095        0        0     28,078      12,496     14,371     24,583
  Transfers to & from other subaccounts........        0        0        0        0     (3,732)          0     (6,192)    (2,335)
  Transfers to & from fixed dollar contract....        0        0    6,375        0      9,977           0     13,450     12,506
  Withdrawals & surrenders.....................        0        0        0        0          0      (2,394)    (6,972)         0
  Surrender charge (note 2)....................        0        0        0        0          0        (201)      (423)         0
  Annual contract charges (note 2).............        0        0       (3)      (3)        (5)          0       (183)       (35)
  Annuity payments.............................        0        0        0        0          0           0          0          0
                                                 -------   ------   ------   ------    -------     -------    -------    -------
     Net equity transactions...................    4,783    8,095    6,372       (3)    34,318       9,901     14,051     34,719
                                                 -------   ------   ------   ------    -------     -------    -------    -------
       Net change in contract owners' equity...    5,514    8,727    6,615       65     46,293      11,098     16,147     40,435
Contract owners' equity:
  Beginning of period..........................    8,727        0    1,087    1,022     11,098           0     46,371      5,936
                                                 -------   ------   ------   ------    -------     -------    -------    -------
  End of period................................  $14,241   $8,727   $7,702   $1,087    $57,391     $11,098    $62,518    $46,371
                                                 =======   ======   ======   ======    =======     =======    =======    =======
Change in units:
  Beginning units..............................    1,556        0      108      109      1,641           0      3,792        609
                                                 -------   ------   ------   ------    -------     -------    -------    -------
  Units purchased..............................      882    1,556      614        0      5,358       2,088      2,804      3,394
  Units redeemed...............................        0        0        0       (1)      (478)       (447)    (1,584)      (211)
                                                 -------   ------   ------   ------    -------     -------    -------    -------
  Ending units.................................    2,438    1,556      722      108      6,521       1,641      5,012      3,792
                                                 =======   ======   ======   ======    =======     =======    =======    =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                 J.P. MORGAN SERIES
                                                      TRUST II               MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                 -------------------   ----------------------------------------------------------
                                                    MID CAP VALUE        NEW DISCOVERY     INVESTORS GROWTH       TOTAL RETURN
                                                     SUBACCOUNT           SUBACCOUNT       STOCK SUBACCOUNT        SUBACCOUNT
                                                 -------------------   -----------------   -----------------   ------------------
                                                   2005       2004      2005      2004      2005      2004       2005      2004
                                                 --------   --------   -------   -------   -------   -------   --------   -------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $ (4,650)  $ (1,456)  $  (152)  $  (161)  $  (601)  $  (214)  $   (258)  $    33
  Reinvested capital gains.....................     4,447        469         0         0         0         0      2,303         0
  Realized gain (loss).........................     5,220        849      (159)      (12)      151         5        205        57
  Unrealized gain (loss).......................    25,703     25,429       469       (10)    2,343     3,548     (1,483)    4,331
                                                 --------   --------   -------   -------   -------   -------   --------   -------
     Net increase (decrease) in contract
       owners' equity from operations..........    30,720     25,291       158      (183)    1,893     3,339        767     4,421
                                                 --------   --------   -------   -------   -------   -------   --------   -------
Equity transactions:
  Contract purchase payments (note 1)..........   307,268     75,326         0    10,520     9,564    25,121          0         0
  Transfers to & from other subaccounts........     9,951     (6,358)   (3,420)        0       458         0      6,797         0
  Transfers to & from fixed dollar contract....   179,350     57,151         0         0         0    12,343     83,562     6,170
  Withdrawals & surrenders.....................   (25,333)    (3,108)        0         0      (995)        0          0         0
  Surrender charge (note 2)....................    (1,537)      (165)        0         0         0         0          0         0
  Annual contract charges (note 2).............      (891)      (288)       (4)      (22)     (115)        0       (224)     (178)
  Annuity payments.............................      (895)         0         0         0         0         0          0         0
                                                 --------   --------   -------   -------   -------   -------   --------   -------
     Net equity transactions...................   467,913    122,558    (3,424)   10,498     8,912    37,464     90,135     5,992
                                                 --------   --------   -------   -------   -------   -------   --------   -------
       Net change in contract owners' equity...   498,633    147,849    (3,266)   10,315    10,805    40,803     90,902    10,413
Contract owners' equity:
  Beginning of period..........................   202,021     54,172    13,220     2,905    40,803         0     51,318    40,905
                                                 --------   --------   -------   -------   -------   -------   --------   -------
  End of period................................  $700,654   $202,021   $ 9,954   $13,220   $51,608   $40,803   $142,220   $51,318
                                                 ========   ========   =======   =======   =======   =======   ========   =======
Change in units:
  Beginning units..............................    12,153      3,890     1,235       284     4,113         0      4,281     3,736
                                                 --------   --------   -------   -------   -------   -------   --------   -------
  Units purchased..............................    30,011      8,968         0       953     1,058     4,113      8,023       561
  Units redeemed...............................    (3,032)      (705)     (337)       (2)     (110)        0       (580)      (16)
                                                 --------   --------   -------   -------   -------   -------   --------   -------
  Ending units.................................    39,132     12,153       898     1,235     5,061     4,113     11,724     4,281
                                                 ========   ========   =======   =======   =======   =======   ========   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES       ROYCE CAPITAL FUND
                                            ---------------------------------------------------------------   -------------------
                                                 REAL RETURN           TOTAL RETURN          GLOBAL BOND           MICRO-CAP
                                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ---------------------   -------------------   -----------------   -------------------
                                               2005        2004       2005       2004      2005      2004       2005       2004
                                            ----------   --------   --------   --------   -------   -------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $    9,444   $   (230)  $  6,634   $  1,026   $   533   $   103   $  (314)   $  (297)
  Reinvested capital gains................      10,900      6,205      5,659      3,829       881     2,016       770      2,332
  Realized gain (loss)....................        (584)       296        482        171       (43)       56     1,509          6
  Unrealized gain (loss)..................     (16,869)     2,036     (9,804)     3,300    (4,746)      589     4,271      1,121
                                            ----------   --------   --------   --------   -------   -------   -------    -------
     Net increase (decrease) in contract
       owners' equity from operations.....       2,891      8,307      2,971      8,326    (3,375)    2,764     6,236      3,162
                                            ----------   --------   --------   --------   -------   -------   -------    -------
Equity transactions:
  Contract purchase payments (note 1).....     497,934     74,262    127,259     82,412    20,000     2,496       650      6,822
  Transfers to & from other subaccounts...      47,529      1,459     14,665     10,091    (5,751)      427    18,236        628
  Transfers to & from fixed dollar
     contract.............................     228,822     97,931     (4,565)   102,971    17,254    19,985         0     11,733
  Withdrawals & surrenders................           0          0     (8,260)    (6,532)        0    (2,361)   (7,150)         0
  Surrender charge (note 2)...............           0          0       (405)      (184)        0      (199)     (435)         0
  Annual contract charges (note 2)........        (776)      (154)      (704)      (311)     (111)      (60)     (193)      (120)
  Annuity payments........................      (1,549)         0          0          0         0         0         0          0
                                            ----------   --------   --------   --------   -------   -------   -------    -------
     Net equity transactions..............     771,960    173,498    127,990    188,447    31,392    20,288    11,108     19,063
                                            ----------   --------   --------   --------   -------   -------   -------    -------
       Net change in contract owners'
          equity..........................     774,851    181,805    130,961    196,773    28,017    23,052    17,344     22,225
Contract owners' equity:
  Beginning of period.....................     231,037     49,232    280,276     83,503    33,596    10,544    32,499     10,274
                                            ----------   --------   --------   --------   -------   -------   -------    -------
  End of period...........................  $1,005,888   $231,037   $411,237   $280,276   $61,613   $33,596   $49,843    $32,499
                                            ==========   ========   ========   ========   =======   =======   =======    =======
Change in units:
  Beginning units.........................      18,794      4,302     25,104      7,737     2,556       875     1,972        700
                                            ----------   --------   --------   --------   -------   -------   -------    -------
  Units purchased.........................      66,552     15,419     15,943     18,351     3,345     1,927     1,770      1,289
  Units redeemed..........................      (4,085)      (927)    (4,593)      (984)     (811)     (246)     (995)       (17)
                                            ----------   --------   --------   --------   -------   -------   -------    -------
  Ending units............................      81,261     18,794     36,454     25,104     5,090     2,556     2,747      1,972
                                            ==========   ========   ========   ========   =======   =======   =======    =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DREYFUS VARIABLE           FRANKLIN TEMPLETON
                                                                            INVESTMENT FUND --      VARIABLE INSURANCE PRODUCT
                                                  ROYCE CAPITAL FUND          SERVICE SHARES               TRUST CLASS 2
                                                -----------------------   -----------------------   ---------------------------
                                                                                                     TEMPLETON       FRANKLIN
                                                                                                      FOREIGN         INCOME
                                                       SMALL-CAP               APPRECIATION          SECURITIES     SECURITIES
                                                      SUBACCOUNT                SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                                -----------------------   -----------------------   ------------   ------------
                                                   2005         2004         2005         2004        2005(A)        2005(A)
                                                ----------   ----------   ----------   ----------   ------------   ------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................   $ (2,460)    $ (1,205)    $  (730)     $   143        $   (22)       $   (43)
  Reinvested capital gains....................      2,091        8,377           0            0              0              0
  Realized gain (loss)........................      3,548          549         272           25              0              0
  Unrealized gain (loss)......................     10,322       15,065       1,835        1,561            194            (10)
                                                 --------     --------     -------      -------        -------        -------
     Net increase (decrease) in contract
       owners' equity from operations.........     13,501       22,786       1,377        1,729            172            (53)
                                                 --------     --------     -------      -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1).........     31,013       41,331       3,618        8,680         45,910              0
  Transfers to & from other subaccounts.......     (3,583)      (6,305)     (5,231)       2,489              0              0
  Transfers to & from fixed dollar contract...      7,332       85,091       1,888       15,519              0         16,998
  Withdrawals & surrenders....................    (13,823)      (2,249)          0          (68)             0              0
  Surrender charge (note 2)...................       (839)        (132)          0            0              0              0
  Annual contract charges (note 2)............       (339)        (153)       (182)        (116)             0              0
  Annuity payments............................          0            0           0            0              0              0
                                                 --------     --------     -------      -------        -------        -------
     Net equity transactions..................     19,761      117,583          93       26,504         45,910         16,998
                                                 --------     --------     -------      -------        -------        -------
       Net change in contract owners'
          equity..............................     33,262      140,369       1,470       28,233         46,082         16,945
Contract owners' equity:
  Beginning of period.........................    166,803       26,434      53,125       24,892              0              0
                                                 --------     --------     -------      -------        -------        -------
  End of period...............................   $200,065     $166,803     $54,595      $53,125        $46,082        $16,945
                                                 ========     ========     =======      =======        =======        =======
Change in units:
  Beginning units.............................      9,700        1,894       4,397        2,129              0              0
                                                 --------     --------     -------      -------        -------        -------
  Units purchased.............................      2,892        8,390         565        2,299          4,122          1,635
  Units redeemed..............................     (1,725)        (584)       (562)         (31)             0              0
                                                 --------     --------     -------      -------        -------        -------
  Ending units................................     10,867        9,700       4,400        4,397          4,122          1,635
                                                 ========     ========     =======      =======        =======        =======


                                                           TOTAL
                                                        SUBACCOUNTS
                                                ----------------------------
                                                   2005            2004
                                                -----------   --------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $   (16,294)    $  (26,481)
  Reinvested capital gains....................       65,469         24,640
  Realized gain (loss)........................       77,536          9,436
  Unrealized gain (loss)......................      608,696        439,758
                                                -----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations.........      735,407        447,353
                                                -----------     ----------
Equity transactions:
  Contract purchase payments (note 1).........    5,411,836      2,008,599
  Transfers to & from other subaccounts.......            0              0
  Transfers to & from fixed dollar contract...    2,325,860      3,239,546
  Withdrawals & surrenders....................     (396,389)      (248,386)
  Surrender charge (note 2)...................      (14,535)        (1,476)
  Annual contract charges (note 2)............      (14,831)        (3,923)
  Annuity payments............................      (12,919)          (272)
                                                -----------     ----------
     Net equity transactions..................    7,299,022      4,994,088
                                                -----------     ----------
       Net change in contract owners'
          equity..............................    8,034,429      5,441,441
Contract owners' equity:
  Beginning of period.........................    6,353,038        911,597
                                                -----------     ----------
  End of period...............................  $14,387,467     $6,353,038
                                                ===========     ==========
Change in units:
  Beginning units.............................      600,984         90,259
                                                -----------     ----------
  Units purchased.............................      764,897        572,249
  Units redeemed..............................     (121,833)       (61,524)
                                                -----------     ----------
  Ending units................................    1,244,048        600,984
                                                ===========     ==========

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company ("NSLA") and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. -- Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, Fidelity Variable Insurance Products -- Fund Service Class 2, Janus Aspen Series -- Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, PIMCO Variable Insurance
   Trust -- Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Shares, and Franklin Templeton Variable Insurance Product Trust Class 2 (collectively, the "Funds"'). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.33 percent. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. NSLA is a subsidiary of ONLIC. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   For certain products, NSLA credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2005 and 2004, NSLA paid $34,317 and $44,995, respectively, under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, NSLA charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by NSLA is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The table on the following page illustrates product and contract level charges by product:

                                                                NSCORE XTRA     NSCORE LITE      NSCORE PREMIER
                                                               --------------  --------------    --------------
   The following charges are assessed through reduction of
     daily unit values:
   MORTALITY AND EXPENSE RISK FEES...........................      1.15%           1.15%             1.15%
   ADMINISTRATIVE EXPENSES...................................      0.25%           0.25%             0.25%
     Total expenses..........................................      1.40%           1.40%             1.40%

   The following charges are assessed through the redemption
     of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
     surrender of the contract)..............................       $30             $30               $30
   TRANSFER FEE
     (currently no charge for the first 12 transfers each
        contract year).......................................       $10             $10               $10

   SALES CHARGE MADE FROM PURCHASE PAYMENTS..................   No deduction    No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by NSLA when a
     contract is surrendered or a partial withdrawal of a      Ranges from 9%  Ranges from 7%
     participant's account value is made for any other reason    during the      during the        6% in the
     than to make a plan payment to a participant.             first year to   first year to     first year to
     Percentages vary with the number of years from              0% in the       0% in the         0% in the
     purchase................................................    ninth year     fourth year       seventh year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
     deducted when annuity payments begin. Otherwise, they
     will be deducted from purchase payments.................  0.50 to 4.00%   0.50 to 4.00%     0.50 to 4.00%

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                NSCORE XTRA     NSCORE LITE      NSCORE PREMIER
                                                               --------------  --------------    --------------
   OPTIONAL DEATH BENEFITS:
   These annual charges are the following percentages of the
     optional death benefit amounts:
        Optional Annual Stepped-up Death Benefit.............      0.25%           0.25%             0.25%
        Optional Guaranteed Minimum Death Benefit ("GMDB")...      0.25%           0.25%             0.25%
        Optional Guaranteed Minimum Death Benefit Plus
          ("GMDB") Plus......................................      0.45%           0.45%             0.45%
   OPTIONAL ENHANCED DEATH BENEFIT ("GEB")
   These annual charges are the following percentages of
     average variable account value:
        GEB at issue ages through 70.........................      0.15%           0.15%             0.15%
        GEB at issue ages 71 through 75......................      0.30%           0.30%             0.30%
        GEB "Plus" at issue ages through 70..................      0.30%           0.30%             0.30%
        GEB "Plus" at issue ages 71 through 75...............      0.60%           0.60%             0.60%
   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
   This annual charge is the following percentage of
     guaranteed income base:
        Optional Guaranteed Minimum Income Benefit
          ("GMIB")...........................................      0.45%           0.45%             0.45%
        Optional Guaranteed Minimum Income Benefit Plus
          ("GMIB") Plus......................................      0.50%           0.50%             0.50%
   OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")
   This annual charge is the following percentage of contract
     value as of the beginning of the 10-year term...........      0.20%           0.25%             0.20%
   OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA")
   This annual charge is the following percentage of the
     eligible contract value plus later purchase payments:
        Optional Guaranteed Principal Access ("GPA") with 8%
          guarantee..........................................      0.50%           0.50%             0.50%
        Optional Guaranteed Principal Access ("GPA") with 7%
          guarantee..........................................      0.40%           0.40%             0.40%

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) FUND MERGERS

   Effective April 8, 2005, the Strong Variable Insurance Funds,
   Inc. -- Opportunity II had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds -- Opportunity Fund.

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2005
   NScore Xtra..........................     37,535      $11.886220   $  446,157      1.4%        4.64%       0.00%
   NScore Lite..........................     59,590      $11.886220   $  708,302      1.4%        4.64%       0.00%
   NScore Premier.......................      5,162      $11.886220   $   61,351      1.4%        4.64%       0.00%
                                          ------------                ----------
                                            102,287                   $1,215,810
                                          ------------                ----------
   2004
   NScore Xtra..........................     32,415      $11.358762   $  368,196      1.4%       10.88%       0.08%
   NScore Lite..........................     12,714      $11.358762   $  144,419      1.4%       10.88%       0.08%
                                          ------------                ----------
                                             45,129                   $  512,615
                                          ------------                ----------
   2003
   NScore Xtra..........................      9,995      $10.244290   $  102,390      1.4%       42.36%       0.12%
   NScore Lite..........................      4,600      $10.244290   $   47,124      1.4%       42.36%       0.12%
                                          ------------                ----------
                                             14,595                   $  149,514
                                          ------------                ----------
   MONEY MARKET SUBACCOUNT
   2005
   NScore Xtra..........................     35,467      $11.457019   $  406,336      1.4%        1.52%       2.92%
   NScore Lite..........................     32,879      $11.457019   $  376,699      1.4%        1.52%       2.92%
   NScore Premier.......................      1,093      $11.457019   $   12,527      1.4%        1.52%       2.92%
                                          ------------                ----------
                                             69,439                   $  795,562
                                          ------------                ----------
   2004
   NScore Xtra..........................     36,511      $11.285650   $  412,052      1.4%       -0.39%       1.26%
   NScore Lite..........................     26,305      $11.285650   $  296,871      1.4%       -0.39%       1.26%
                                          ------------                ----------
                                             62,816                   $  708,923
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,445      $11.329626   $   27,699      1.4%       -0.65%       0.66%
   NScore Lite..........................      1,209      $11.329626   $   13,697      1.4%       -0.65%       0.66%
                                          ------------                ----------
                                              3,654                   $   41,396
                                          ------------                ----------
   BOND SUBACCOUNT
   2005
   NScore Xtra..........................     16,478      $13.656320   $  225,026      1.4%       -0.96%       5.88%
   NScore Lite..........................     30,797      $13.656320   $  420,579      1.4%       -0.96%       5.88%
   NScore Premier.......................      1,844      $13.656320   $   25,185      1.4%       -0.96%       5.88%
                                          ------------                ----------
                                             49,119                   $  670,790
                                          ------------                ----------
   2004
   NScore Xtra..........................      9,082      $13.789373   $  125,241      1.4%        4.42%       0.00%
   NScore Lite..........................      9,542      $13.789373   $  131,570      1.4%        4.42%       0.00%
                                          ------------                ----------
                                             18,624                   $  256,811
                                          ------------                ----------
   2003
   NScore Xtra..........................      3,705      $13.205450   $   48,931      1.4%        8.94%      10.94%
   NScore Lite..........................        283      $13.205450   $    3,734      1.4%        8.94%      10.94%
                                          ------------                ----------
                                              3,988                   $   52,665
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   OMNI SUBACCOUNT
   2005
   NScore Xtra..........................      1,992      $ 8.017060   $   15,966      1.4%        7.98%       1.37%
   NScore Lite..........................      2,465      $ 8.017060   $   19,763      1.4%        7.98%       1.37%
                                          ------------                ----------
                                              4,457                   $   35,729
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,399      $ 7.424696   $   10,390      1.4%        5.63%      12.79%
   NScore Lite..........................      1,978      $ 7.424696   $   14,686      1.4%        5.63%      12.79%
                                          ------------                ----------
                                              3,377                   $   25,076
                                          ------------                ----------
   INTERNATIONAL SUBACCOUNT
   2005
   NScore Xtra..........................     52,420      $10.121037   $  530,550      1.4%        7.89%       0.08%
   NScore Lite..........................    124,738      $10.121037   $1,262,473      1.4%        7.89%       0.08%
   NScore Premier.......................      9,219      $10.121037   $   93,305      1.4%        7.89%       0.08%
                                          ------------                ----------
                                            186,377                   $1,886,328
                                          ------------                ----------
   2004
   NScore Xtra..........................     33,984      $ 9.380801   $  318,801      1.4%       11.41%       0.00%
   NScore Lite..........................     22,292      $ 9.380801   $  209,111      1.4%       11.41%       0.00%
                                          ------------                ----------
                                             56,276                   $  527,912
                                          ------------                ----------
   2003
   NScore Xtra..........................     12,001      $ 8.420052   $  101,053      1.4%       30.76%       0.00%
   NScore Lite..........................      2,983      $ 8.420052   $   25,113      1.4%       30.76%       0.00%
                                          ------------                ----------
                                             14,984                   $  126,166
                                          ------------                ----------
   CAPITAL APPRECIATION SUBACCOUNT
   2005
   NScore Xtra..........................     10,555      $17.045507   $  179,913      1.4%        3.82%       1.20%
   NScore Lite..........................     31,170      $17.045507   $  531,310      1.4%        3.82%       1.20%
   NScore Premier.......................      2,696      $17.045507   $   45,958      1.4%        3.82%       1.20%
                                          ------------                ----------
                                             44,421                   $  757,181
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,659      $16.418770   $   43,661      1.4%       10.94%       0.80%
   NScore Lite..........................      1,126      $16.418770   $   18,486      1.4%       10.94%       0.80%
                                          ------------                ----------
                                              3,785                   $   62,147
                                          ------------                ----------
   INTERNATIONAL SMALL CO. SUBACCOUNT
   2005
   NScore Xtra..........................      1,622      $13.965342   $   22,654      1.4%       27.22%       0.57%
   NScore Lite..........................      2,581      $13.965342   $   36,038      1.4%       27.22%       0.57%
   NScore Premier.......................         21      $13.965342   $      298      1.4%       27.22%       0.57%
                                          ------------                ----------
                                              4,224                   $   58,990
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,631      $10.977275   $   17,906      1.4%       19.20%       1.36%
   NScore Lite..........................      1,354      $10.977275   $   14,858      1.4%       19.20%       1.36%
                                          ------------                ----------
                                              2,985                   $   32,764
                                          ------------                ----------
   2003
   NScore Lite..........................        121      $ 9.209200   $    1,116      1.4%       51.79%       0.00%
                                          ------------                ----------
   SMALL CAP GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................      4,329      $ 5.326372   $   23,059      1.4%        5.01%       0.00%
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SMALL CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2004
   NScore Xtra..........................      4,452      $ 5.072075   $   22,580      1.4%        9.90%       0.00%
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,998      $ 4.615120   $   13,834      1.4%       43.34%       0.00%
                                          ------------                ----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2005
   NScore Xtra..........................        937      $14.840842   $   13,915      1.4%        8.47%       0.00%
   NScore Lite..........................      2,235      $14.840842   $   33,165      1.4%        8.47%       0.00%
                                          ------------                ----------
                                              3,172                   $   47,080
                                          ------------                ----------
   2004
   NScore Xtra..........................        659      $13.682335   $    9,014      1.4%       11.99%       0.00%
   NScore Lite..........................      1,687      $13.682335   $   23,081      1.4%       11.99%       0.00%
                                          ------------                ----------
                                              2,346                   $   32,095
                                          ------------                ----------
   S&P 500 INDEX SUBACCOUNT
   2005
   NScore Xtra..........................      3,579      $11.329667   $   40,553      1.4%        3.03%       1.10%
   NScore Lite..........................     26,686      $11.329667   $  302,344      1.4%        3.03%       1.10%
                                          ------------                ----------
                                             30,265                   $  342,897
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,583      $10.996761   $   39,401      1.4%        8.78%       1.74%
   NScore Lite..........................     21,818      $10.996761   $  239,926      1.4%        8.78%       1.74%
                                          ------------                ----------
                                             25,401                   $  279,327
                                          ------------                ----------
   BLUE CHIP SUBACCOUNT
   2005
   NScore Xtra..........................         81      $11.048572   $      894      1.4%        3.29%       0.98%
   NScore Lite..........................     15,788      $11.048572   $  174,436      1.4%        3.29%       0.98%
                                          ------------                ----------
                                             15,869                   $  175,330
                                          ------------                ----------
   2004
   NScore Xtra..........................         81      $10.696275   $      870      1.4%        8.09%       1.78%
   NScore Lite..........................     15,789      $10.696275   $  168,885      1.4%        8.09%       1.78%
                                          ------------                ----------
                                             15,870                   $  169,755
                                          ------------                ----------
   2003
   NScore Xtra..........................         82      $ 9.896131   $      809      1.4%       24.84%       0.44%
                                          ------------                ----------
   HIGH INCOME BOND SUBACCOUNT
   2005
   NScore Xtra..........................      3,749      $12.901575   $   48,368      1.4%        1.57%       5.67%
   NScore Lite..........................      2,155      $12.901575   $   27,801      1.4%        1.57%       5.67%
                                          ------------                ----------
                                              5,904                   $   76,169
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,876      $12.701656   $   36,533      1.4%        9.14%       0.43%
   NScore Lite..........................      1,274      $12.701656   $   16,185      1.4%        9.14%       0.43%
                                          ------------                ----------
                                              4,150                   $   52,718
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,494      $11.638098   $   17,388      1.4%       21.09%      10.74%
   NScore Lite..........................        261      $11.638098   $    3,033      1.4%       21.09%      10.74%
                                          ------------                ----------
                                              1,755                   $   20,421
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------    --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   NASDAQ-100 INDEX SUBACCOUNT
   2005
   NScore Xtra..........................      8,763      $ 3.918202   $   34,332      1.4%        0.04%       0.00%
   NScore Lite..........................     74,502      $ 3.918202   $  291,915      1.4%        0.04%       0.00%
   NScore Premier.......................      3,150      $ 3.918202   $   12,344      1.4%        0.04%       0.00%
                                          ------------                ----------
                                             86,415                   $  338,591
                                          ------------                ----------
   2004
   NScore Lite..........................     40,195      $ 3.916679   $  157,430      1.4%        8.48%       0.00%
                                          ------------                ----------
   BRISTOL SUBACCOUNT
   2005
   NScore Xtra..........................      4,750      $12.100392   $   57,478      1.4%       10.49%       0.00%
   NScore Lite..........................     18,926      $12.100392   $  229,015      1.4%       10.49%       0.00%
   NScore Premier.......................      1,720      $12.100392   $   20,812      1.4%       10.49%       0.00%
                                          ------------                ----------
                                             25,396                   $  307,305
                                          ------------                ----------
   BRYTON GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................      2,424      $ 9.941498   $   24,108      1.4%        2.87%       0.04%
   NScore Lite..........................     13,246      $ 9.941498   $  131,681      1.4%        2.87%       0.04%
   NScore Premier.......................      1,266      $ 9.941498   $   12,585      1.4%        2.87%       0.04%
                                          ------------                ----------
                                             16,936                   $  168,374
                                          ------------                ----------
   U.S. EQUITY SUBACCOUNT
   2005
   NScore Xtra..........................      9,264      $12.439661   $  115,237      1.4%        7.21%       0.00%
   NScore Lite..........................     23,499      $12.439661   $  292,320      1.4%        7.21%       0.00%
                                          ------------                ----------
                                             32,763                   $  407,557
                                          ------------                ----------
   2004
   NScore Xtra..........................      6,313      $11.602603   $   73,253      1.4%       16.03%       0.00%
   NScore Lite..........................      4,601      $11.602603   $   53,382      1.4%       16.03%       0.00%
                                          ------------                ----------
                                             10,914                   $  126,635
                                          ------------                ----------
   COVERED CALL SUBACCOUNT
   2005
   NScore Lite..........................      1,266      $10.817466   $   13,691      1.4%        1.56%       0.00%
                                          ------------                ----------
   2004
   NScore Lite..........................        802      $10.651383   $    8,537      1.4%        6.51%       0.00%
                                          ------------                ----------
   TARGET VIP SUBACCOUNT
   2005
   NScore Xtra..........................      4,389      $10.117607   $   44,410      1.4%        1.18%       0.00%     11/02/05
                                          ------------                ----------

   WELLS FARGO ADVANTAGE VARIABLE TRUST
     FUNDS (NOTE 3):
   OPPORTUNITY SUBACCOUNT
   2005
   NScore Xtra..........................      2,979      $15.328247   $   45,666      1.4%        6.40%       0.00%
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,997      $14.406341   $   43,169      1.4%       16.58%       0.00%
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,003      $12.357050   $   12,394      1.4%       35.12%       0.17%
                                          ------------                ----------

   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2005
   NScore Xtra..........................        310      $12.106652   $    3,741      1.4%        2.50%       3.59%
   NScore Lite..........................      3,902      $12.106652   $   47,246      1.4%        2.50%       3.59%
                                          ------------                ----------
                                              4,212                   $   50,987
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II: (CONTINUED)
   CORE PLUS FIXED INCOME SUBACCOUNT
     (CONTINUED)
   2004
   NScore Xtra..........................        311      $11.811075   $    3,669      1.4%        2.63%       3.51%
   NScore Lite..........................      3,099      $11.811075   $   36,604      1.4%        2.63%       3.51%
                                          ------------                ----------
                                              3,410                   $   40,273
                                          ------------                ----------
   2003
   NScore Xtra..........................        312      $11.508186   $    3,591      1.4%       15.08%       0.00%
                                          ------------                ----------
   U.S. REAL ESTATE SUBACCOUNT
   2005
   NScore Xtra..........................      6,281      $19.741881   $  124,010      1.4%       15.14%       1.17%
   NScore Lite..........................     15,978      $19.741881   $  315,442      1.4%       15.14%       1.17%
   NScore Premier.......................      2,937      $19.741881   $   57,973      1.4%       15.14%       1.17%
                                          ------------                ----------
                                             25,196                   $  497,425
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,636      $17.145445   $   62,337      1.4%       34.19%       1.80%
   NScore Lite..........................      3,023      $17.145445   $   51,833      1.4%       34.19%       1.80%
                                          ------------                ----------
                                              6,659                   $  114,170
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,151      $12.777148   $   14,706      1.4%       27.77%       0.00%
   NScore Lite..........................        642      $12.777148   $    8,209      1.4%       27.77%       0.00%
                                          ------------                ----------
                                              1,793                   $   22,915
                                          ------------                ----------
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2005
   NScore Xtra..........................     12,577      $ 9.953801   $  125,190      1.4%        2.50%       3.38%
   NScore Lite..........................     44,120      $ 9.953801   $  439,161      1.4%        2.50%       3.38%
   NScore Premier.......................      8,917      $ 9.953801   $   88,757      1.4%        2.50%       3.38%
                                          ------------                ----------
                                             65,614                   $  653,108
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,124      $ 9.711236   $   30,339      1.4%       17.15%       4.73%
   NScore Lite..........................      3,343      $ 9.711236   $   32,460      1.4%       17.15%       4.73%
                                          ------------                ----------
                                              6,467                   $   62,799
                                          ------------                ----------
   2003
   NScore Xtra..........................        120      $ 8.289314   $      997      1.4%       22.64%       1.45%
                                          ------------                ----------
   CORE U.S. EQUITY SUBACCOUNT
   2005
   NScore Xtra..........................     10,066      $11.317571   $  113,927      1.4%        5.04%       1.42%
   NScore Lite..........................     27,619      $11.317571   $  312,582      1.4%        5.04%       1.42%
   NScore Premier.......................      2,224      $11.317571   $   25,168      1.4%        5.04%       1.42%
                                          ------------                ----------
                                             39,909                   $  451,677
                                          ------------                ----------
   2004
   NScore Xtra..........................      5,642      $10.774073   $   60,789      1.4%       13.35%       1.50%
   NScore Lite..........................      3,350      $10.774073   $   36,088      1.4%       13.35%       1.50%
                                          ------------                ----------
                                              8,992                   $   96,877
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,678      $ 9.505131   $   25,455      1.4%       27.69%       3.17%
   NScore Lite..........................        196      $ 9.505131   $    1,867      1.4%       27.69%       3.17%
                                          ------------                ----------
                                              2,874                   $   27,322
                                          ------------                ----------
   CAPITAL GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................      2,196      $10.682403   $   23,457      1.4%        1.52%       0.15%
   NScore Lite..........................     23,148      $10.682403   $  247,279      1.4%        1.52%       0.15%
                                          ------------                ----------
                                             25,344                   $  270,736
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST: (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT (CONTINUED)
   2004
   NScore Xtra..........................      2,371      $10.522029   $   24,952      1.4%        7.58%       1.04%
   NScore Lite..........................     23,255      $10.522029   $  244,680      1.4%        7.58%       1.04%
                                          ------------                ----------
                                             25,626                   $  269,632
                                          ------------                ----------
   2003
   NScore Xtra..........................        607      $ 9.780917   $    5,936      1.4%       22.03%       0.66%
                                          ------------                ----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
   2005
   NScore Xtra..........................      6,356      $19.972051   $  126,936      1.4%       38.84%       0.33%
   NScore Lite..........................      3,149      $19.972051   $   62,896      1.4%       38.84%       0.33%
   NScore Premier.......................        945      $19.972051   $   18,882      1.4%       38.84%       0.33%
                                          ------------                ----------
                                             10,450                   $  208,714
                                          ------------                ----------
   2004
   NScore Xtra..........................      6,667      $14.384975   $   95,903      1.4%       28.78%       0.80%
   NScore Lite..........................      1,299      $14.384975   $   18,693      1.4%       28.78%       0.80%
                                          ------------                ----------
                                              7,966                   $  114,596
                                          ------------                ----------
   SMALL CAP SUBACCOUNT
   2005
   NScore Xtra..........................      8,887      $16.560566   $  147,172      1.4%        2.56%       0.00%
   NScore Lite..........................      3,420      $16.560566   $   56,632      1.4%        2.56%       0.00%
                                          ------------                ----------
                                             12,307                   $  203,804
                                          ------------                ----------
   2004
   NScore Xtra..........................      9,271      $16.146731   $  149,699      1.4%       13.30%       0.00%
   NScore Lite..........................      2,073      $16.146731   $   33,474      1.4%       13.30%       0.00%
                                          ------------                ----------
                                             11,344                   $  183,173
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,348      $14.251640   $   19,216      1.4%       35.33%       0.00%
                                          ------------                ----------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2005
   NScore Xtra..........................      5,999      $12.486109   $   74,906      1.4%       19.59%       0.00%
   NScore Lite..........................      4,636      $12.486109   $   57,881      1.4%       19.59%       0.00%
   NScore Premier.......................      4,368      $12.486109   $   54,542      1.4%       19.59%       0.00%
                                          ------------                ----------
                                             15,003                   $  187,329
                                          ------------                ----------
   2004
   NScore Xtra..........................      9,934      $10.440691   $  103,720      1.4%       13.78%       0.00%
   NScore Lite..........................      6,050      $10.440691   $   63,162      1.4%       13.78%       0.00%
                                          ------------                ----------
                                             15,984                   $  166,882
                                          ------------                ----------
   2003
   NScore Xtra..........................      4,377      $ 9.176173   $   40,161      1.4%       27.02%       0.00%
   NScore Lite..........................        305      $ 9.176173   $    2,800      1.4%       27.02%       0.00%
                                          ------------                ----------
                                              4,682                   $   42,961
                                          ------------                ----------
   JENNISON SUBACCOUNT
   2005
   NScore Xtra..........................      4,156      $ 7.227488   $   30,037      1.4%       12.45%       0.00%
   NScore Lite..........................        859      $ 7.227488   $    6,209      1.4%       12.45%       0.00%
                                          ------------                ----------
                                              5,015                   $   36,246
                                          ------------                ----------
   2004
   NScore Xtra..........................      5,679      $ 6.427045   $   36,500      1.4%        7.71%       0.09%
   NScore Lite..........................      1,394      $ 6.427045   $    8,957      1.4%        7.71%       0.09%
                                          ------------                ----------
                                              7,073                   $   45,457
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   THE PRUDENTIAL SERIES FUND, INC.:
     (CONTINUED)
   JENNISON 20/20 FOCUS SUBACCOUNT
     (CONTINUED)
   2003
   NScore Lite..........................        995      $ 5.967201   $    5,936      1.4%       27.82%       0.00%
                                          ------------                ----------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
   2005
   NScore Xtra..........................      1,997      $ 9.517604   $   19,011      1.4%        5.13%       1.31%
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,138      $ 9.053038   $   19,355      1.4%        8.85%       0.30%
                                          ------------                ----------
   2003
   NScore Xtra..........................        694      $ 8.316999   $    5,776      1.4%       25.61%       0.00%
                                          ------------                ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2:
   VIP MID CAP SUBACCOUNT
   2005
   NScore Xtra..........................      5,128      $18.357292   $   94,153      1.4%       16.39%       0.00%
   NScore Lite..........................     23,238      $18.357292   $  426,582      1.4%       16.39%       0.00%
   NScore Premier.......................      2,693      $18.357292   $   49,433      1.4%       16.39%       0.00%
                                          ------------                ----------
                                             31,059                   $  570,168
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,260      $15.772044   $   51,422      1.4%       22.93%       0.00%
   NScore Lite..........................     12,709      $15.772044   $  200,443      1.4%       22.93%       0.00%
                                          ------------                ----------
                                             15,969                   $  251,865
                                          ------------                ----------
   2003
   NScore Lite..........................         86      $12.829995   $    1,106      1.4%       36.34%       0.00%
                                          ------------                ----------
   VIP CONTRAFUND SUBACCOUNT
   2005
   NScore Xtra..........................     14,193      $11.724900   $  166,402      1.4%       15.04%       0.12%
   NScore Lite..........................     36,032      $11.724900   $  422,475      1.4%       15.04%       0.12%
   NScore Premier.......................      3,184      $11.724900   $   37,333      1.4%       15.04%       0.12%
                                          ------------                ----------
                                             53,409                   $  626,210
                                          ------------                ----------
   2004
   NScore Xtra..........................     14,170      $10.191930   $  144,415      1.4%       13.56%       0.01%
   NScore Lite..........................     31,305      $10.191930   $  319,067      1.4%       13.56%       0.01%
                                          ------------                ----------
                                             45,475                   $  463,482
                                          ------------                ----------
   2003
   NScore Xtra..........................        863      $ 8.974539   $    7,742      1.4%       26.43%       0.00%
   NScore Lite..........................        123      $ 8.974539   $    1,103      1.4%       26.43%       0.00%
                                          ------------                ----------
                                                986                   $    8,845
                                          ------------                ----------
   VIP GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................     19,171      $ 6.509857   $  124,804      1.4%        4.05%       0.30%
   NScore Lite..........................     26,132      $ 6.509857   $  170,113      1.4%        4.05%       0.30%
                                          ------------                ----------
                                             45,303                   $  294,917
                                          ------------                ----------
   2004
   NScore Xtra..........................     26,885      $ 6.256481   $  168,206      1.4%        1.69%       0.02%
   NScore Lite..........................     24,331      $ 6.256481   $  152,228      1.4%        1.69%       0.02%
                                          ------------                ----------
                                             51,216                   $  320,434
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
   VIP GROWTH SUBACCOUNT (CONTINUED)
   2003
   NScore Xtra..........................      6,137      $ 6.152233   $   37,752      1.4%       30.71%       0.00%
   NScore Lite..........................        180      $ 6.152233   $    1,110      1.4%       30.71%       0.00%
                                          ------------                ----------
                                              6,317                   $   38,862
                                          ------------                ----------
   VIP EQUITY-INCOME SUBACCOUNT
   2005
   NScore Xtra..........................      1,139      $12.344563   $   14,060      1.4%        4.12%       1.44%
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,144      $11.856466   $   13,568      1.4%        9.69%       0.00%
                                          ------------                ----------
   JANUS ASPEN SERIES -- SERVICE SHARES:
   WORLDWIDE GROWTH SUBACCOUNT
   2005
   NScore Lite..........................      2,438      $ 5.840921   $   14,241      1.4%        4.11%       1.31%
                                          ------------                ----------
   2004
   NScore Lite..........................      1,556      $ 5.610137   $    8,727      1.4%        3.08%       3.37%
                                          ------------                ----------
   BALANCED SUBACCOUNT
   2005
   NScore Lite..........................        722      $10.668607   $    7,702      1.4%        6.18%       3.55%
                                          ------------                ----------
   2004
   NScore Lite..........................        108      $10.047828   $    1,087      1.4%        6.79%       2.25%
                                          ------------                ----------
   2003
   NScore Lite..........................        109      $ 9.408634   $    1,022      1.4%       12.15%       2.43%
                                          ------------                ----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2005
   NScore Lite..........................      6,470      $ 8.801164   $   56,943      1.4%       30.12%       1.41%
   NScore Premier.......................         51      $ 8.801164   $      448      1.4%       30.12%       1.41%
                                          ------------                ----------
                                              6,521                   $   57,391
                                          ------------                ----------
   2004
   NScore Lite..........................      1,641      $ 6.763671   $   11,098      1.4%       17.04%       0.97%
                                          ------------                ----------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2005
   NScore Xtra..........................      2,215      $12.472601   $   27,628      1.4%        1.99%       0.00%
   NScore Lite..........................      2,797      $12.472601   $   34,890      1.4%        1.99%       0.00%
                                          ------------                ----------
                                              5,012                   $   62,518
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,073      $12.228991   $   25,351      1.4%       25.41%       0.00%
   NScore Lite..........................      1,719      $12.228991   $   21,020      1.4%       25.41%       0.00%
                                          ------------                ----------
                                              3,792                   $   46,371
                                          ------------                ----------
   2003
   NScore Xtra..........................        609      $ 9.751226   $    5,936      1.4%       34.10%       0.00%
                                          ------------                ----------
   MID CAP VALUE SUBACCOUNT
   2005
   NScore Xtra..........................     10,723      $17.904933   $  191,994      1.4%        7.71%       0.16%
   NScore Lite..........................     26,502      $17.904933   $  474,523      1.4%        7.71%       0.16%
   NScore Premier.......................      1,907      $17.904933   $   34,137      1.4%        7.71%       0.16%
                                          ------------                ----------
                                             39,132                   $  700,654
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   J.P. MORGAN SERIES TRUST II:
     (CONTINUED)
   MID CAP VALUE SUBACCOUNT (CONTINUED)
   2004
   NScore Xtra..........................      7,217      $16.623513   $  119,978      1.4%       19.38%       0.22%
   NScore Lite..........................      4,936      $16.623513   $   82,043      1.4%       19.38%       0.22%
                                          ------------                ----------
                                             12,153                   $  202,021
                                          ------------                ----------
   2003
   NScore Xtra..........................      3,633      $13.924440   $   50,589      1.4%       27.84%       0.00%
   NScore Lite..........................        257      $13.924440   $    3,583      1.4%       27.84%       0.00%
                                          ------------                ----------
                                              3,890                   $   54,172
                                          ------------                ----------
   MFS VARIABLE INSURANCE
     TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2005
   NScore Lite..........................        898      $11.088033   $    9,954      1.4%        3.58%       0.00%
                                          ------------                ----------
   2004
   NScore Xtra..........................        337      $10.704295   $    3,605      1.4%        4.74%       0.00%
   NScore Lite..........................        898      $10.704295   $    9,615      1.4%        4.74%       0.00%
                                          ------------                ----------
                                              1,235                   $   13,220
                                          ------------                ----------
   2003
   NScore Xtra..........................        284      $10.220014   $    2,905      1.4%       31.59%       0.00%
                                          ------------                ----------
   INVESTORS GROWTH STOCK SUBACCOUNT
   2005
   NScore Xtra..........................      2,286      $10.196440   $   23,315      1.4%        2.79%       0.14%
   NScore Lite..........................      2,775      $10.196440   $   28,293      1.4%        2.79%       0.14%
                                          ------------                ----------
                                              5,061                   $   51,608
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,349      $ 9.919542   $   23,301      1.4%        7.48%       0.00%
   NScore Lite..........................      1,764      $ 9.919542   $   17,502      1.4%        7.48%       0.00%
                                          ------------                ----------
                                              4,113                   $   40,803
                                          ------------                ----------
   TOTAL RETURN SUBACCOUNT
   2005
   NScore Xtra..........................      7,238      $12.130767   $   87,804      1.4%        1.18%       1.11%
   NScore Lite..........................      4,486      $12.130767   $   54,416      1.4%        1.18%       1.11%
                                          ------------                ----------
                                             11,724                   $  142,220
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,532      $11.988710   $   18,368      1.4%        9.49%       1.47%
   NScore Lite..........................      2,749      $11.988710   $   32,950      1.4%        9.49%       1.47%
                                          ------------                ----------
                                              4,281                   $   51,318
                                          ------------                ----------
   2003
   NScore Xtra..........................        973      $10.949550   $   10,659      1.4%       14.40%       0.00%
   NScore Lite..........................      2,763      $10.949550   $   30,246      1.4%       14.40%       0.00%
                                          ------------                ----------
                                              3,736                   $   40,905
                                          ------------                ----------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
   2005
   NScore Xtra..........................     25,160      $12.378441   $  311,451      1.4%        0.69%       3.02%
   NScore Lite..........................     52,364      $12.378441   $  648,183      1.4%        0.69%       3.02%
   NScore Premier.......................      3,737      $12.378441   $   46,254      1.4%        0.69%       3.02%
                                          ------------                ----------
                                             81,261                   $1,005,888
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
   REAL RETURN SUBACCOUNT (CONTINUED)
   2004
   NScore Xtra..........................     12,948      $12.293387   $  159,174      1.4%        7.41%       1.16%
   NScore Lite..........................      5,846      $12.293387   $   71,863      1.4%        7.41%       1.16%
                                          ------------                ----------
                                             18,794                   $  231,037
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,335      $11.445189   $   26,727      1.4%        7.35%       0.95%
   NScore Lite..........................      1,967      $11.445189   $   22,505      1.4%        7.35%       0.95%
                                          ------------                ----------
                                              4,302                   $   49,232
                                          ------------                ----------
   TOTAL RETURN SUBACCOUNT
   2005
   NScore Xtra..........................     15,976      $11.280852   $  180,223      1.4%        1.04%       3.48%
   NScore Lite..........................     15,555      $11.280852   $  175,475      1.4%        1.04%       3.48%
   NScore Premier.......................      4,923      $11.280852   $   55,539      1.4%        1.04%       3.48%
                                          ------------                ----------
                                             36,454                   $  411,237
                                          ------------                ----------
   2004
   NScore Xtra..........................     14,360      $11.164475   $  160,321      1.4%        3.44%       1.92%
   NScore Lite..........................     10,744      $11.164475   $  119,955      1.4%        3.44%       1.92%
                                          ------------                ----------
                                             25,104                   $  280,276
                                          ------------                ----------
   2003
   NScore Xtra..........................      6,510      $10.793274   $   70,263      1.4%        3.59%       2.44%
   NScore Lite..........................      1,227      $10.793274   $   13,240      1.4%        3.59%       2.44%
                                          ------------                ----------
                                              7,737                   $   83,503
                                          ------------                ----------
   GLOBAL BOND SUBACCOUNT
   2005
   NScore Xtra..........................      1,542      $12.105658   $   18,663      1.4%       -7.91%       2.59%
   NScore Lite..........................      3,518      $12.105658   $   42,589      1.4%       -7.91%       2.59%
   NScore Premier.......................         30      $12.105658   $      361      1.4%       -7.91%       2.59%
                                          ------------                ----------
                                              5,090                   $   61,613
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,466      $13.145307   $   19,277      1.4%        9.07%       1.85%
   NScore Lite..........................      1,090      $13.145307   $   14,319      1.4%        9.07%       1.85%
                                          ------------                ----------
                                              2,556                   $   33,596
                                          ------------                ----------
   2003
   NScore Xtra..........................        786      $12.051967   $    9,467      1.4%       12.86%       2.15%
   NScore Lite..........................         89      $12.051967   $    1,077      1.4%       12.86%       2.15%
                                          ------------                ----------
                                                875                   $   10,544
                                          ------------                ----------
   ROYCE CAPITAL FUND:
   MICRO-CAP SUBACCOUNT
   2005
   NScore Xtra..........................        270      $18.144006   $    4,907      1.4%       10.07%       0.62%
   NScore Lite..........................      2,477      $18.144006   $   44,936      1.4%       10.07%       0.62%
                                          ------------                ----------
                                              2,747                   $   49,843
                                          ------------                ----------
   2004
   NScore Xtra..........................        671      $16.483556   $   11,058      1.4%       12.27%       0.00%
   NScore Lite..........................      1,301      $16.483556   $   21,441      1.4%       12.27%       0.00%
                                          ------------                ----------
                                              1,972                   $   32,499
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------    --------   ----------   ---------
   ROYCE CAPITAL FUND: (CONTINUED)
   MICRO-CAP SUBACCOUNT (CONTINUED)
   2003
   NScore Xtra..........................        199      $14.682104   $    2,918      1.4%       46.82%       0.00%
   NScore Lite..........................        501      $14.682104   $    7,356      1.4%       46.82%       0.00%
                                          ------------                ----------
                                                700                   $   10,274
                                          ------------                ----------
   SMALL-CAP SUBACCOUNT
   2005
   NScore Xtra..........................      5,879      $18.410976   $  108,237      1.4%        7.07%       0.00%
   NScore Lite..........................      4,968      $18.410976   $   91,464      1.4%        7.07%       0.00%
   NScore Premier.......................         20      $18.410976   $      364      1.4%        7.07%       0.00%
                                          ------------                ----------
                                             10,867                   $  200,065
                                          ------------                ----------
   2004
   NScore Xtra..........................      6,541      $17.196019   $  112,479      1.4%       23.22%       0.00%
   NScore Lite..........................      3,159      $17.196019   $   54,324      1.4%       23.22%       0.00%
                                          ------------                ----------
                                              9,700                   $  166,803
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,682      $13.955225   $   23,476      1.4%       39.55%       0.00%
   NScore Lite..........................        212      $13.955225   $    2,958      1.4%       39.55%       0.00%
                                          ------------                ----------
                                              1,894                   $   26,434
                                          ------------                ----------
   DREYFUS VARIABLE INVESTMENT
     FUND -- SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2005
   NScore Xtra..........................      3,084      $12.406830   $   38,269      1.4%        2.68%       0.00%
   NScore Lite..........................      1,316      $12.406830   $   16,326      1.4%        2.68%       0.00%
                                          ------------                ----------
                                              4,400                   $   54,595
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,097      $12.082562   $   37,425      1.4%        3.35%       1.74%
   NScore Lite..........................      1,300      $12.082562   $   15,700      1.4%        3.35%       1.74%
                                          ------------                ----------
                                              4,397                   $   53,125
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,023      $11.691446   $   23,647      1.4%       16.91%       4.64%
   NScore Lite..........................        106      $11.691446   $    1,245      1.4%       16.91%       4.64%
                                          ------------                ----------
                                              2,129                   $   24,892
                                          ------------                ----------
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST CLASS 2:
   TEMPLETON FOREIGN SECURITIES
     SUBACCOUNT
   2005
   NScore Xtra..........................        823      $11.180721   $    9,194      1.4%       11.81%       0.00%     05/02/05
   NScore Premier.......................      3,299      $11.180721   $   36,888      1.4%       11.81%       0.00%     05/02/05
                                          ------------                ----------
                                              4,122                   $   46,082
                                          ------------                ----------
   FRANKLIN INCOME SECURITIES SUBACCOUNT
   2005
   NScore Lite..........................      1,635      $10.364866   $   16,945      1.4%        3.65%       0.00%     05/02/05
                                          ------------                ----------

---------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

       Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns represent the return for the subaccount for the twelve month period ended December 31, 2003. Returns for 2004 and 2005 also represent a twelve month return except in the first year of inception. In the first year of inception, the returns are based on the period from inception date to period end.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio exclude those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

NATIONAL SECURITY VARIABLE ACCOUNT N

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners' equity of National Security Variable Account N (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

                               VARIABLE ACCOUNT N
                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY

                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm KPMG LLP dated February 20, 2006.

Statements of Assets and Contract Owners' Equity, December 31, 2005

Statements of Operations for the Year Ended December 31, 2005

Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2005 and 2004.

Notes to Financial Statements, December 31, 2005 and 2004

The following financial statements of the Depositor are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2006.

Balance Sheets, December 31, 2005 and 2004.

Statements of Operations for the Years Ended December 31, 2005 and 2004 and
2003.

Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2005, 2004 and 2003.

Statements of Cash Flows for the Years Ended December 31, 2005 and 2004 and
2003.

Notes to Financial Statements, December 31, 2005, 2004 and 2003.


Consent of the following:

KPMG, LLP

Exhibits:


Consent of KPMG, LLP






All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit
       (1) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(4) Form of Contract, was filed as Exhibit 4 of the Depositors registration statement, Form N-4 on February 3, 2006 (File No. 333-131513).

(5) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

(6)(a) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(6)(b) By-laws of the Depositor were filed as Exhibit (6)(b) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).


(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor's variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).



(8)(b) Power of Attorney for certain Directors dated July 20, 2006 was filed as
       Exhibit 8 of the Registrant's registration statement on July 20, 2006 (File No. 333-131513).


(9) Opinion and consent of legal counsel was filed as Exhibit (9) of the Registrant's registration statement, Form N-4, on January 7, 2002 (File No. 333-76352).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal         Positions and Offices
Business Address           with Depositor
------------------         ---------------------

Thomas A. Barefield*       Vice President, Marketing

Carson E. Beadle**         Director

Bruce W. Boyea**           Director

Christopher A. Carlson*    Chief Investment Officer

James A. Carrigg**         Director

George E. Castrucci*       Director

Raymond R. Clark*          Director

Ronald J. Dolan*           Director, Vice President and Chief Financial Officer;
                           Valuation Actuary

Susan E. Mistretta**       Secretary and General Counsel

David B. O'Maley*          Director

Howell M. Palmer**         Director and President

John J. Palmer*            Director and Chief Executive Officer

Arthur J. Roberts          Treasurer

Frederick L. Wortman**     Vice President, Marketing

* The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

** The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of SMON Holdings, Inc., a Delaware corporation. SMON Holdings, Inc. is jointly owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company. Each of Security Mutual Life Insurance Company of New York and Ohio National Financial Services, Inc. owns 50% of the voting securities of SMON Holdings, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.



ITEM 27. NUMBER OF CONTRACT OWNERS

As of July 1, 2006, the Registrant had no contract owners.

ITEM 28. INDEMNIFICATION

Article X of the Depositor's Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor's By-laws, "Indemnification of Officers and Directors" provides further details regarding the indemnification of the Depositor's officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this
Item 28 by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is owned by Ohio National Financial Services, Inc. The latter is a 50% owner of our parent, SMON Holdings, Inc. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Michael F. Haverkamp                 Secretary and Director
      Barbara A. Turner                    Vice President of Operations, Treasurer & Comptroller
      Jeffrey A. Bley                      Chief Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.





ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         National Security Life and Annuity Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) RULE 484 UNDERTAKING - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding)is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

(f) UNDERTAKING TO FILE REPORTS - Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that it has caused this pre-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 17th day of November, 2006.


                                VARIABLE ACCOUNT N
                                   (Registrant)

                           By NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                            (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                              John J. Palmer, Chief Executive Officer


Attest:
/s/ Marc L. Collins
--------------------------------
Marc L. Collins
Counsel


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this pre-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 17th day of November, 2006.


                              NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Chief Executive Officer


Attest:


/s/ Marc L. Collins
---------------------------------
Marc L. Collins
Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                                       Date


*                                   Director
------------------------------
Carson E. Beadle

s/  Bruce W. Boyea                  Director and Chairman                  November 17, 2006
-------------------------------
Bruce W. Boyea

                                    Director
--------------------------------
James A. Carrigg

*s/ George E. Castrucci             Director                               November 17, 2006
---------------------------------
George E. Castrucci

*s/Raymond R. Clark                 Director                               November 17, 2006
---------------------------------
Raymond R. Clark

*s/  Ronald J. Dolan                Director and Chief Financial Officer   November 17, 2006
----------------------------------
Ronald J. Dolan

*s/  David B. O'Maley               Director                               November 17, 2006
----------------------------------
David B. O'Maley

s/   Howell M. Palmer               Director and President                 November 17, 2006
----------------------------------
Howell M. Palmer

*s/  John J. Palmer                 Director and Chief Executive Officer   November 17, 2006
----------------------------------
John J. Palmer

Frederick L. Wortman                Director, Vice President, Marketing    November 17, 2006
----------------------------------
Frederick L. Wortman



*By Power of Attorney previously filed.


/s/ Therese S. McDonough
----------------------------------
Therese S. McDonough

                         INDEX OF CONSENTS AND EXHIBITS


                                                                        Page Number in
Exhibit                                                                 Sequential
Number          Description                                             Numbering System
------          -----------                                             ----------------



                Consent of KPMG LLP

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of National Security Life and Annuity Company:


We consent to the use of our reports for National Security Variable Account N dated February 20, 2006, and for National Security Life and Annuity Company dated April 24, 2006, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 1 to File No. 333-131513. The report of KPMG LLP covering the December 31, 2005 financial statements of National Security Life and Annuity Company refers to a change in the method of accounting for embedded reinsurance derivatives in 2003.



/s/ KPMG LLP

Columbus, Ohio


November 17, 2006